     1997 ANNUAL REPORTS




                                                       PACIFIC INNOVATIONS TRUST

                                                           SEPARATE ACCOUNT B OF
                                                  PACIFIC LIFE INSURANCE COMPANY




                                     [LOGO]
                                  PACIFIC LIFE
                         Pacific Life Insurance Company
             is the issuer of Pacific Innovations variable annuity

                                ----------------
                                Not FDIC Insured
                                ----------------

                               SHAREHOLDER LETTER

Dear Shareholders,

     We are pleased to share with you the first annual report dated December 31, 1997, for the Pacific Innovations Trust which serves as the investment medium for the Pacific Innovations Variable Annuity (both "Pacific Innovations.") Pacific Innovations is a flexible premium deferred variable annuity contract offered by Pacific Life Insurance Company, formerly known as Pacific Mutual Life Insurance Company.

     In addition to a Fixed Investment Option, seven Variable Investment Options are currently available, each one investing in shares of a corresponding Fund of the Pacific Innovations Trust. Bank of America is the manager for the following five Funds: Money Market Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund and Aggressive Growth Fund. The other two Funds, the Managed Bond Fund and International Fund, are sub-advised by Scudder Kemper Investments, (formerly Scudder, Stevens & Clark, Inc.,) and Wellington Management Company, LLP, respectively.

     Thank you for your continued support of Pacific Innovations. During the coming months, we will continue to monitor investment risk and explore investment opportunities to help meet your long-term goals.

Sincerely,

/s/ Edward S. Bottum
Edward S. Bottum
Chairman
Pacific Innovations Trust

                            PACIFIC INNOVATIONS TRUST

                               1997 ANNUAL REPORT

PACIFIC INNOVATIONS TRUST
MONEY MARKET FUND

Q.
         HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT FOR THE 12 MONTH PERIOD ENDED 12/31/97?
A.
         At Fund's inception date (March 1, 1997), we expected the Federal Reserve Board to raise the targeted federal funds rate by 25 basis points to 5.50%. This occurred on March 25, 1997. The economy was operating near full capacity; the labor markets were tight and the Gross Domestic Product was at a high level. However, the market discounted these traditionally bearish signals and focused on actual inflation data. With inflation failing to materialize, the Fed held rates steady through the summer. In October the Fed's chairman, Alan Greenspan, publicly expressed fears of impending higher inflation; his comments were interpreted as preparing the market for an imminent tightening of credit. At the same time that the domestic economy performed strongly, the currencies of several Asian nations, including Korea and Indonesia, plummeted. This crisis spread to Japan where an already shaky banking system held a significant amount of Southeast Asian debt. The severity of this situation changed the market's perception of the global economy with the prospect of significant deflation in Southeast Asia and Japan dampening global growth. This, in turn, caused the market to virtually ignore economic data released in the last quarter of the year as the fallout from the crisis in Asia is expected to slow the economy to acceptable levels.

Q.
         HOW DID THE FUND FARE IN THIS ENVIRONMENT?
A.
         The size of this Fund proved beneficial as smaller lots of securities are cheaply priced to be moved off the dealer's books. When tri-party repo levels were well above the targeted Fed funds level, we increased our overnight cash position to take advantage of the higher yields. We purchased discount notes in the three to twelve month maturity range and agency coupons whenever they out-yielded discount notes.

Q.
         HOW IS THE FUND CURRENTLY STRUCTURED? (MATURITY SCHEDULE)
A.
         We currently utilize a laddered structure in this portfolio. The securities are distributed across the curve as follows: Overnight, 31%;
8-30 days, 21%; 31-90 days, 32%; 91-180 days, 15%; and 181-397 days, 1%. We will maintain this laddered strategy until we have a clearer sense of the direction of short-term interest rates.

Q.
         WHAT IS YOUR 1998 ECONOMIC OUTLOOK?

A.
         We believe that the domestic economy will slow from its torrid 1997 pace but remain at or slightly above trend in 1998. This will allow the
Federal Reserve to maintain a status quo monetary policy. The currency crisis in Asia should dominate the news in the first half of the year and dampen growth globally. However, as these problems become sorted out, attention will shift back to the state of the domestic economy. It is likely that the factors causing concern prior to the currency crisis in Asia (a tight labor market, robust consumption, and an economy running near full capacity) will remain. Given this scenario, inflation fears will again crop up and raise the risk premium for debt securities.

PACIFIC INNOVATIONS TRUST
MANAGED BOND FUND

Q.
         WHAT WAS YOUR INVESTMENT STRATEGY DURING 1997?
A.
         We maintained neutral duration stance in the portfolio during 1997 reflecting uncertainty over the direction of interest rates. We focused our portfolio construction on maintaining current yield advantage over the benchmark. As of December 31, 1997 the Fund's return was 6.59% as compared to 7.30% for Lehman Brothers Intermediate Government/Corporate Index.*

Q.
         WHAT WAS THE IMPACT OF THE INVESTMENT STRATEGY ON THE FUND'S PERFORMANCE FOR 1997?
A.
         Although the neutral duration stance neither hurt nor helped the Fund's performance, it minimized exposure to volatile interest rate movements. The Fund's performance for the final quarter of 1997 was in line with the benchmark's after trailing it slightly earlier in the year as appropriate investments were identified and the strategy implemented. The orientation toward current yield aided performance throughout the period, although spread widening in the overweighted asset-backed and corporate sectors negatively affected the comparison.

Q.
         WHAT IS THE FUND'S INVESTMENT STRATEGY FOR 1998?
A.
         We plan on maintaining a portfolio duration close to neutral with the Lehman Brothers Intermediate Government/Corporate Index reflecting cross-currents in economic fundamentals. We also plan to maintain our emphasis on those mortgage, asset-backed, and corporate securities which have an attractive yield advantage over Treasury securities.

---------------
* Return figures for the fund include change in share price, reinvestment of dividends and capital gain distributions. The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged index used as a benchmark for intermediate term investments and cannot be invested in directly.

PACIFIC INNOVATIONS TRUST
CAPITAL INCOME FUND

Q.
         HOW DID THE FUND PERFORM FOR THE PERIOD ENDED 12/31/97?
A.
         We are quite pleased with the Fund's fine performance during this past year. Its return was 14.75%, compared to 13.9% for the Fund's benchmark, the First Boston Index.*

Q.
         WHAT SECTORS IS THE FUND FAVORING CURRENTLY?
A.
         We are favoring two sectors, finance (banks, savings and loans, and insurance companies) and healthcare (assisted living companies and pharmaceuticals). In the finance sector we believe that the current overcapacity (more capital and more branches exist than are needed) will lead to a continued series of mergers and consolidations. In healthcare the demographics are favorable. That is, the general population is aging and living longer, so the demand for more and better medications and for assisted living facilities will continue to increase. We are underweighted in basics (metals, mining, and forest products), since we believe that the lack of inflation will limit the pricing power of those companies.

Q.
         WHAT IS YOUR STRATEGY FOR 1998?

A.
         We will continue focusing on companies of domestic issuers that are positioned to take advantage of merger or acquisition activity and that have a strong competitive advantage within that sector. We are also in the process of upgrading the quality of the portfolio. We are replacing those securities rated B and BB with ones rated BBB or above, by Standard and Poor's rating agency.

---------------
* Return figures for the fund include change in share price, reinvestment of dividends and capital gain distributions. The First Boston Index is a widely-used, unmanaged index which measures the performance of convertible securities and cannot be invested in directly.

PACIFIC INNOVATIONS TRUST
BLUE CHIP FUND

Q.
         HOW DID THE FUND PERFORM FOR THE PERIOD ENDED 12/31/97?
A.
         Since its inception on March 1, 1997, the Blue Chip Fund posted a solid return of 23.3% versus 23.8% for the S&P 500 Index and 22.6% for the
Lipper Growth Fund Average.*

Q.
         WHAT WERE A FEW OF THE STOCKS THAT MADE A POSITIVE IMPACT ON RESULTS FOR THE PERIOD ENDED 12/31/97?
A.
         Some of the stocks that contributed to the portfolio's strong performance were Dell Computer (1.52%), Microsoft (2.53%), Proctor and
Gamble (2.20%), General Electric (2.91%), Pfizer (1.35%) and Schering Plough (1.72%). (Percentages shown are the percentages of net assets as of 12/31/97).

Q.
         HOW HAVE YOU POSITIONED THE FUND FOR 1998?
A.
         We seek to identify individual stocks with the greatest potential for long-term growth. We emphasize stocks with large market capitalizations, future growth potential, and a reasonable price. For 1998 we will add value by choosing stocks of companies that offer a combination of growth, value, and earnings momentum. We will not change our philosophy based on short-term trends or conditions in the market, but we will remain focused on meeting the goals of long-term investors while attempting to outperform the S&P 500 Index on a consistent basis.

---------------
* Return figures for the fund include change in share price, reinvestment of dividends and capital gain distributions. The S&P 500 is representative of the large capitalization U.S. equity market as a whole, and cannot be invested in directly. The Lipper Growth Funds Average is an average of growth funds tracked by Lipper Analytical Services, Inc. which measures the performance of other funds with investment policies similar to the Blue Chip Fund.

PACIFIC INNOVATIONS TRUST
MID-CAP EQUITY FUND

Q.
         HOW DID THE FUND PERFORM FOR THE PERIOD ENDED 12/31/97?
A.
         Since its inception on March 1, 1997, the Mid-Cap portfolio experienced significant growth, returning 27.8% for the period versus 28.6% for the
Standard and Poor's Mid-Cap Index and 18.3% for the Lipper Mid-Cap Fund
Average.*

Q.
         WHAT WERE A FEW OF THE STOCKS THAT MADE A POSITIVE IMPACT ON RESULTS FOR THE PERIOD ENDED 12/31/97?
A.
         Some of the stocks that contributed to the portfolio's strength were TJX Companies 0.96%, Dean Foods 1.44%, King World 0.36%, Washington
Post 1.09%, First of America 2.21%, and Compuware 1.32%. (Percentages shown are the percentage of net assets as of 12/31/97.)

Q.
         HOW HAVE YOU POSITIONED THE FUND FOR 1998?
A.
         We seek to identify individual stocks with the greatest potential for long-term growth. We emphasize stocks with medium market capitalizations, future growth potential, and a reasonable price. For 1998 we will add value by choosing stocks of companies that offer a combination of growth, value, and earnings momentum. We will not change our philosophy based on short-term trends or conditions in the market, but we will remain focused on meeting the goals of long-term investors while attempting to outperform the Mid-Cap Index on a consistent basis.

---------------
* Return figures for the fund include change in share price, reinvestment of dividends and capital gain distributions. The S&P 400 Mid-Cap Index is representative of the Mid-Cap U.S. equity market as a whole, and cannot be invested in directly. The Lipper Mid-Cap Funds Average is an average of growth funds tracked by Lipper Analytical Services, Inc. which measures the performance of other funds with investment policies similar to the Mid-Cap Fund.

PACIFIC INNOVATIONS TRUST
AGGRESSIVE GROWTH FUND

Q.
         HOW DID THE FUND PERFORM FOR THE PERIOD ENDED 12/31/97?
A.
         Since its inception, the portfolio has outperformed its benchmark posting a total return of 17.7% versus 17.2% for the Russell 2000
Growth Index for the period ended December 31, 1997.*

Q.
         WHAT WERE A FEW OF THE STOCKS THAT MADE A POSITIVE IMPACT ON RESULTS FOR THE PERIOD ENDED 12/31/97?
A.
         Some of the stocks that contributed to the portfolio's strong performance were SEI Investments Co., 2.22%, Cablevision Systems Corp.,
1.68%, Volt Information Science, 1.49%, Mesaba Holdings, Inc., 1.64% and Nice Systems Ltd., 1.89%. (Percentages shown are the percentage of net assets as of December 31, 1997.)

Q.
         HOW HAVE YOU POSITIONED THE FUND FOR 1998?
A.
         The composition of the Pacific Innovations Aggressive Growth Fund continues to change as we actively monitor the Fund holdings and position the Fund to take advantage of the opportunities presented by the marketplace. Our investment style continues to emphasize a high growth but risk managed approach which maintains reasonable sector diversification relative to the benchmark and controls position sizes in each company's stock to less than 3 percent. We are keeping sector weights reasonably diversified. Within the consumer sector we are emphasizing specialty retailers, apparel, and services. We continue to overweight business services (especially outsourcing). Our technology overweight is moderate given less consistent earnings performance in small-company technology stocks. We have reduced telecom equipment selectively while adding to service providers and computer software. Our largest underweights include finance due to fewer available growth stocks, and health care where managed care stocks have experienced difficulty. The longer term expected growth rate of our portfolio holdings is 26% with a price earnings ratio of nineteen times the 1998 estimates.

---------------
Note: Small-company funds typically carry additional risks since smaller companies generally have a higher company-specific risk, and historically, their stocks have experienced a greater degree of market volatility than larger company stocks on average.

* Return figures for the fund include change in share price, reinvestment of dividends and capital gain distributions. The Russell 2000 Growth Index is a widely used unmanaged index which measures the performance of small capitalization stocks and cannot be invested in directly.

PACIFIC INNOVATIONS TRUST
INTERNATIONAL FUND

Q.
         HOW DID THE FUND PERFORM FOR THE PERIOD ENDED 12/31/97?
A.
         The fund returned 0.56% for the nine month period ended 12/31/97, compared to 2.1% for the Fund's benchmark the Morgan Stanley Capital
International (MSCI) All Country World Free ex-US Index.* The negative performance was due largely to the well-publicized crisis in the Asian markets. The hardest hit emerging markets of Asia (South Korea, Indonesia, Thailand, and Malaysia) fell between 38.4% and 58%.

Q.
         WHICH REGIONS OF THE INTERNATIONAL MARKETS FARED RELATIVELY WELL FOR THE LAST NINE MONTHS?
A.
         The strongest international markets for the fourth quarter of 1997 were the peripheral European markets (Spain, Sweden, France & Switzerland, etc.) The largest European markets remained essentially flat. The US dollar remained strong against most major European currencies and the Japanese yen.

Q.
         HOW WILL YOU POSITION THE FUND FOR 1998?

A.
         Our portfolio strategy will concentrate on the core international markets, primarily in Europe and Japan. We will keep a significant portion of the portfolio's assets in Europe. We will take a more cautious approach to the Japanese market, adding certain well-positioned exporters. In developed Asia (Australia, Hong Kong, New Zealand, and Singapore), we see potential for further downside developments and will maintain an underweighted position in this region relative to our benchmark. The Latin American markets, while stronger than the emerging Asian markets, will still be volatile in the weeks ahead, so we will monitor them carefully.

---------------
 Note: International funds typically carry a higher degree of risk than funds that invest solely in U.S. securities, including a possible loss of principal through currency fluctuations, political and economic situations, differences in accounting standards and other unforeseen events and factors.

* Return figures for the fund include change in share price, reinvestment of dividends and capital gain distributions. The Morgan Stanley Capital International (MSCI) All Country World Free ex-U.S. Index in an unmanaged index used as a performance benchmark for international equity funds and cannot be invested in directly.

PACIFIC INNOVATIONS TRUST
MANAGED BOND FUND
(AS OF DECEMBER 31, 1997)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                    [CHART]

HOW PERFORMANCE COMPARES

The chart compares the performance of the Pacific Innovations Trust Bond Fund to the Lehman Brothers Intermediate Government/Corporate Bond Index, which is an unmanaged index typically used as a performance benchmark for intermediate term investments.

An initial $10,000 investment in the Fund made on March 1, 1997, would now be worth $10,659. The same investment in the Lehman Brothers Intermediate Bond would now be worth $10,725.


              INTERMEDIATE BOND FUND
              AGGREGATE TOTAL RETURN

---------------------------------------------------
  Since Inception        6.59%
  (3/01/1997)

Performance quoted is not annualized.

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. The return for the Fund includes change in share price, reinvestment of dividends, and capital gains distributions, if any. The return does not include deductions at the separate account or contract level for administrative fees and charges, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

The Lehman Brothers Intermediate Government/Corporate Bond Index may not be invested in directly. The hypothetical investment in the Lehman Brothers Intermediate Government/Corporate Bond Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

PACIFIC INNOVATIONS TRUST
CAPITAL INCOME FUND
(AS OF DECEMBER 31, 1997)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                    [CHART]

HOW PERFORMANCE COMPARES

As the chart indicates, the Pacific Innovations Trust Capital Income Fund has out-performed the market, as compared to the CS First Boston Index, a widely-used, unmanaged index which measures the performance of convertible securities.

An initial $10,000 investment in the Fund made on March 1, 1997, would now be worth $11,475. The same investment made in the First Boston Convertible Index, would now be worth $11,390.

                CAPITAL INCOME FUND AGGREGATE TOTAL RETURN

---------------------------------------------------
  Since Inception       14.75%
  (3/01/97)

Performance quoted is not annualized.


SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. The return for the Fund includes change in share price, reinvestment or dividends, and capital gain distributions, if any. The return does not include deductions at the separate account or contract level for administrative fees and charges, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

The First Boston Convertible Index may not be invested in directly. The hypothetical investment in the First Boston Convertible Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees.

PACIFIC INNOVATION TRUST
BLUE CHIP FUND
(AS OF DECEMBER 31, 1997)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                    [CHART]

HOW PERFORMANCE COMPARES

The chart compares the performance of the Pacific Innovations Trust Blue Chip Fund to the S&P 500, which is an unmanaged index typically used as a performance benchmark for equity investments.

An initial $10,000 investment in the Fund made on March 1, 1997, would now be worth $12,327. The same investment made in the S&P 500 would now be worth $12,381.

BLUE CHIP FUND AGGREGATE TOTAL RETURN

---------------------------------------------------
  Since Inception       23.27%
  (3/01/97)





Performance quoted is not annualized.


SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. The return for the Fund includes change in share price, reinvestment of dividends, and capital gain distributions, if any. The return does not include deductions at the separate account or contract level for administrative fees and charges, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

The S&P 500 may not be invested in directly. The hypothetical investment in the S&P 500 does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees.

PACIFIC INNOVATIONS TRUST
MID-CAP EQUITY FUND
(AS OF DECEMBER 31, 1997)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                     [CHART]
HOW PERFORMANCE COMPARES
The chart compares the performance of
the Pacific Innovations Trust Mid-Cap
Fund to the S&P Mid-Cap 400 Index,
which is an unmanaged index typically
used as a performance benchmark for
equity investments.
An initial $10,000 investment in the
Fund made on March 1, 1997 would now
be worth $12,780. The same investment
made in the S&P Mid-Cap 400 Index,
would now be worth $12,858.

MID-CAP EQUITY FUND
AGGREGATE TOTAL RETURN


---------------------------------------------------
  Since Inception       27.80%
  (3/01/97)




Performance quoted is not annualized.

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. The return for the Fund includes change in share price, reinvestment of dividends, and capital gain distributions, if any. The return does not include deductions at the separate account or contract level for administrative fees and charges, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

The S&P Mid-Cap 400 Index may not be invested in directly. The hypothetical investment in the S&P Mid-Cap 400 Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees and the effect of the maximum sales charge.

PACIFIC INNOVATIONS TRUST
AGGRESSIVE GROWTH FUND
(AS OF DECEMBER 31, 1997)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                     [CHART]
HOW PERFORMANCE COMPARES
As the chart indicates, the Pacific
Trust Aggressive Growth Fund has
outperformed the market, as measured
by the Russell 2000, a widely used
unmanaged index which measures the
performance of small capitalization
stocks. An initial $10,000 investment
made for the period commencing on
March 1, 1997 would now be worth
$11,765. The same investment made in
the Russell 2000, representing a
broader market, would now be worth
$11,720.

AGGRESSIVE GROWTH FUND
AGGREGATE TOTAL RETURN


---------------------------------------------------

Since Inception       17.65%

(3/01/97)


Performance quoted is not annualized.

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

Investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. The return for the Fund includes change in share price, reinvestment of dividends, and capital gains distributions, if any. The return does not include deductions at the separate account or contract level for administrative fees and charges, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

The Russell 2000 may not be invested in directly. The hypothetical investment in the Russell 2000 Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees.

PACIFIC INNOVATIONS TRUST
INTERNATIONAL FUND
(AS OF DECEMBER 31, 1997)

GROWTH OF A $10,000 INVESTMENT
(HYPOTHETICAL -- PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.)

                                      [CHART]
HOW PERFORMANCE COMPARES
The chart compares the Pacific
Innovation Trust International Fund to
the Morgan Stanley Capital
International (MSCI) All Country World
Free ex-U.S. Index, which is an
unmanaged index typically used as a
performance benchmark for
international equity investments.
An initial $10,000 investment in the
Fund made on March 1, 1997 would now
be worth $10,056. The same investment
made in the MSCI All Country World
Free ex-U.S. Index would now be worth $10,208.

INTERNATIONAL FUND
AGGREGATE TOTAL RETURN


---------------------------------------------------
Since Inception        0.56%
(3/01/97)



Performance quoted is not annualized.

SEE INVESTMENT MANAGER INTERVIEW FOR FACTORS AFFECTING FUND PERFORMANCE.

The investment return and principal value are historical and will vary with market conditions, so an investor's shares, when redeemed, may be worth more or less than their original cost. The return for the Fund includes change in share price, reinvestment of dividends, and capital gains distributions, if any. The return does not include deductions at the separate account or contract level for administrative fees and charges, premium tax charges, mortality and expense risk charges, or other charges that may be incurred under a contract.

The Morgan Stanley Capital International (MSCI) All Country World Free ex-U.S. Index may not be invested in directly. The hypothetical investment in the Morgan Stanley Capital International (MSCI) All Country World Free ex-U.S. Index does not reflect any sales or management fees that would be incurred if an investor were to actually purchase individual securities or mutual funds, while the performance of the Fund reflects all expenses and management fees.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                    MATURITY   PAR
                                      DATE    (000)     VALUE
                                    --------  ------  ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 68.4%
FEDERAL FARM CREDIT BANK -- 7.0%
    Federal Farm Credit Bank
      Discount Note 5.75%.........  01/15/98  $  120  $  119,732
    Federal Farm Credit Bank Note
      7.51%.......................  02/13/98     100     100,184
    Federal Farm Credit Bank Note
      7.31%.......................  02/27/98     100     100,242
    Federal Farm Credit Bank Note
      5.91%.......................  06/08/98     150     150,110
                                                      ----------
    TOTAL FEDERAL FARM CREDIT BANK..........             470,268
                                                      ----------
FEDERAL HOME LOAN BANK -- 9.4%
    Federal Home Loan Bank
      Discount Note
      5.77%.......................  01/09/98     100      99,872
    Federal Home Loan Bank
      Discount Note
      5.75%.......................  01/14/98     200     199,585
    Federal Home Loan Bank
      Discount Note
      5.75%.......................  01/15/98     100      99,776
    Federal Home Loan Bank Note
      5.07%.......................  01/29/98     115     114,937
    Federal Home Loan Bank Note
      5.95%.......................  05/21/98      15      15,012
    Federal Home Loan Bank Note
      6.33%.......................  05/26/98     100     100,245
                                                      ----------
    TOTAL FEDERAL HOME LOAN BANK............             629,427
                                                      ----------
FEDERAL HOME LOAN MORTGAGE CORP. -- 13.5%
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.62%.......................  01/14/98     200     199,594
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.68%.......................  02/13/98     250     248,304
    Federal Home Loan Mortgage
      Corp. Discount Note
      5.64%.......................  02/27/98     200     198,214
    Federal Home Loan Mortgage
      Corp. Note
      5.72%.......................  03/17/98     115     114,996
    Federal Home Loan Mortgage
      Corp. Note
      6.04%.......................  04/20/98     145     145,165
                                                      ----------
    TOTAL FEDERAL HOME LOAN MORTGAGE
      CORP..................................             906,273
                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 32.5%
    Federal National Mortgage
      Association Discount Note
      5.55%.......................  01/23/98     100      99,661
    Federal National Mortgage
      Association Discount Note
      5.70%.......................  01/29/98     250     248,892
    Federal National Mortgage
      Association Discount Note
      5.68%.......................  02/25/98     100      99,132
    Federal National Mortgage
      Association Note
      7.74%.......................  02/03/98     280     280,464
    Federal National Mortgage
      Association Note
      5.50%.......................  02/18/98     500     499,730
    Federal National Mortgage
      Association Note
      8.20%.......................  03/10/98     100     100,473
    Federal National Mortgage
      Association Note
      5.25%.......................  03/25/98     210     209,723
    Federal National Mortgage
      Association Note
      9.15%.......................  04/10/98     250     252,111
    Federal National Mortgage
      Association Note
      6.08%.......................  05/06/98     160     160,201
    Federal National Mortgage
      Association Note
      8.15%.......................  05/11/98     155     156,311
    Federal National Mortgage
      Association Note
      5.10%.......................  07/22/98      70      69,754
                                                      ----------
    TOTAL FEDERAL NATIONAL MORTGAGE
      ASSOCIATION...........................           2,176,452
                                                      ----------
STUDENT LOAN MARKETING ASSOCIATION -- 6.0%
    Student Loan Marketing
      Association Note
      5.75%.......................  01/23/98     200     199,971
    Student Loan Marketing
      Association Note
      7.00%.......................  03/03/98     200     200,524
                                                      ----------
    TOTAL STUDENT LOAN MARKETING
      ASSOCIATION...........................             400,495
                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (COST $4,582,915).........................           4,582,915
                                                      ----------
REPURCHASE AGREEMENTS -- 30.8%
Dean Witter Reynolds, Inc.
    6.80% dated 12/31/97,
    repurchase price $500,189
    (collateralized by $474,000
    U.S. Treasury Note,
    8.00%, 5/15/01, market
    value $510,740)...............  01/02/98     500     500,000
Goldman Sachs & Co.
    6.85% dated 12/31/97,
    repurchase price $1,061,404
    (collateralized by $4,788,537
    Federal National Mortgage
    Association, 5.50%-10.50%,
    11/1/00-2/1/26, market value
    $1,082,221)...................  01/02/98   1,061   1,061,000
HSBC Securities, Inc.
    6.85% dated 12/31/97,
    repurchase price $500,190
    (collateralized by $520,000
    various Municipal and U.S.
    Government Obligations, 5.95%,
    1/16/98-1/23/98, market value
    $511,686, respectively).......  01/02/98     500     500,000
                                                      ----------
TOTAL REPURCHASE AGREEMENTS
  (COST $2,061,000).........................           2,061,000
                                                      ----------
TOTAL INVESTMENTS -- 99.2%
  (COST $6,643,915).........................           6,643,915
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%.......................              54,622
                                                      ----------
NET ASSETS -- 100.0%........................          $6,698,537
                                                      ==========

--------------------------------------------------------------------------------

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                 MATURITY    PAR
                                   DATE     (000)       VALUE
                                 --------  --------  -----------
ASSET BACKED SECURITIES -- 16.8%
    Advanta Series 1997-1
      7.100%...................  04/25/20  $    250  $   253,281
    CFAC Grantor Trust Series
      1989-A
      9.250%...................  05/15/98        54       55,297
    CIT RV Trust Series 1996-A
      5.400%...................  12/15/11        43       42,796
    Carco Auto Loan Master
      Trust Series 1997-1
      6.689%...................  08/15/04       125      125,773
    Green Tree Financial Corp.
      Series 1995-8
      7.300%...................  12/15/26       250      255,469
    Green Tree Financial Corp.
      Series 1996-2
      7.900%...................  04/15/27       250      257,656
    Green Tree Home Improvement
      Loan Trust Series 1995-D
      7.450%...................  09/15/25        40       39,750
    Green Tree Home Improvement
      Loan Trust Series 1997-A
      6.750%...................  08/15/23       150      151,313
    The Money Store Home Equity
      Trust Series 1994-C
      7.800%...................  10/15/21       300      311,174
    UCFC Home Equity Loan
      Series 1997-A1
      6.975%...................  04/15/16       150      151,688
    Union Acceptance Corp.
      Series 1997-B
      6.370%...................  04/10/01       180      180,023
    Western Financial
      Series 1997-A
      6.500%...................  09/20/01       150      150,717
                                                      ----------
TOTAL ASSET BACKED SECURITIES
  (COST $1,937,258)......................              1,974,937
                                                      ----------
CORPORATE OBLIGATIONS -- 22.3%
BEVERAGES -- 2.2%
    Coca-Cola Enterprises Notes
      6.375%...................  08/01/01       250      251,875
                                                      ----------
FINANCIAL -- BANK & TRUST -- 9.3%
    Deutsche Bank Financial
      Notes
      7.500%...................  04/25/09       250      268,125
    MBNA Capital Notes
      8.278%...................  12/01/26       300      309,375
    Royal Bank of Scotland
      Notes
      7.375%...................  04/29/49       350      362,250
    Wells Fargo Global Notes
      6.125%...................  11/01/03       150      148,500
                                                      ----------
    TOTAL FINANCIAL -- BANK & TRUST......              1,088,250
                                                      ----------
REAL ESTATE -- 6.9%
    American Health Properties
      Notes
      7.050%...................  01/15/02       200      203,000
    Avalon Properties Notes
      7.375%...................  09/15/02       100      103,000
    Simon Debartolo Group Notes
      6.875%...................  11/15/06       300      306,000
    Spieker Properties Notes
      7.125%...................  12/01/06       100      101,500
    Taubman Realty Group Medium
      Term Notes
      7.220%...................  06/15/01       100      101,875
                                                      ----------
    TOTAL REAL ESTATE....................                815,375
                                                      ----------
RETAIL & MERCHANDISING -- 3.9%
    Federated Dept. Stores
      Notes
      6.790%...................  07/15/27       200      204,250
    Penney J.C. & Co. Notes
      7.250%...................  04/01/02       250      258,437
                                                      ----------
    TOTAL RETAIL & MERCHANDISING.........                462,687
                                                      ----------
TOTAL CORPORATE OBLIGATIONS
  (COST $2,530,641)......................              2,618,187
                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.1%
    Merrill Lynch Trust Series
      45
      9.100%...................  09/20/14       100      102,309
    Nomura Asset Securities
      Corporation Series 1994-1
      6.625%...................  01/25/09       355      355,264
    Painewebber Mortgage Series
      1993-6
      6.900%...................  08/25/08        93       94,414
    Residential Funding
      Mortgage Series 1996-S15
      7.750%...................  01/25/07       237      243,889
    Residential Funding
      Mortgage Series 1997-S19
      6.500%...................  12/25/12       275      274,742
                                                      ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (COST $1,064,290)......................              1,070,618
                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.2%
    Federal Home Loan Mortgage
      Corp., Pool 200057
      9.000%...................  11/01/01        22       22,732
    Federal Home Loan Mortgage
      Corp., Pool 218960
      9.000%...................  10/01/02        45       46,436
    Federal Home Loan Mortgage
      Corp., Pool 380061
      9.000%...................  12/01/04        47       49,044
    Government National
      Mortgage Assoc. Pool
      286324
      9.000%...................  02/15/20       352      382,159
    Government National
      Mortgage Assoc. Pool
      286405
      9.000%...................  04/15/20        88       95,390
    Government National
      Mortgage Assoc. Pool
      780011
      10.000%..................  07/15/22       373      407,000

MANAGED BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                 MATURITY    PAR
                                   DATE     (000)       VALUE
                                 --------  --------  -----------
    Government National
      Mortgage Assoc. Pool
      780081
      10.000%..................  02/15/25  $    363  $   395,858
    Government National
      Mortgage Assoc. Pool
      780657
      8.000%...................  12/15/23       379      392,796
                                                      ----------
    TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS
      (COST $1,789,796)..................              1,791,415
                                                      ----------
U.S. TREASURY OBLIGATIONS -- 33.3%
U.S. TREASURY BONDS -- 2.3%
    U.S. Treasury Bond
      6.375%...................  08/15/27       200      211,174
    U.S. Treasury Bond
      6.625%...................  02/15/27        50       54,273
                                                      ----------
    TOTAL U.S. TREASURY BONDS............                265,447
                                                      ----------
U.S. TREASURY NOTES -- 31.0%
    U.S. Treasury Note
      5.625%...................  11/30/99       900      899,379
    U.S. Treasury Note
      5.875%...................  02/28/99       500      501,360
    U.S. Treasury Note
      5.625%...................  10/31/99       750      749,482
    U.S. Treasury Note
      6.250%...................  08/31/02       750      765,690
    U.S. Treasury Note
      5.750%...................  10/31/02       735      735,853
                                                      ----------
    TOTAL U.S. TREASURY NOTES............              3,651,764
                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $3,892,000)......................              3,917,211
                                                      ----------
                                            SHARES
                                           --------
SHORT TERM INVESTMENTS -- 2.2%
    Temporary Investment Cash Fund.......   127,668      127,668
    Temporary Investment Fund............   127,667      127,667
                                                      ----------
TOTAL SHORT TERM INVESTMENTS
  (COST $255,335)........................                255,335
                                                      ----------
TOTAL INVESTMENTS -- 98.9%
  (COST $11,469,320).....................             11,627,703
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%....................                130,689
                                                      ----------
NET ASSETS -- 100.0%.....................            $11,758,392
                                                      ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                  MATURITY    PAR
                                    DATE     (000)      VALUE
                                  --------  -------  -----------
CONVERTIBLE BONDS -- 41.5%
AUTOMOBILE MANUFACTURERS -- 1.0%
    Mark IV Industries 144A
      4.750%....................  11/01/04  $   185  $   172,744
                                                      ----------
BASICS -- 0.9%
    Agnico Eagle Mines, Ltd.
      3.500%....................  01/27/04       65       38,594
    Coeur D' Alene Mines Corp.
      7.250%....................  10/31/05      140      108,675
                                                      ----------
    TOTAL BASICS..........................               147,269
                                                      ----------
CAPITAL GOODS -- 3.6%
    Thermo Electron Corp. 144A
      4.250%....................  01/01/03      165      203,775
    United Waste Systems, Inc.
      4.500%....................  06/01/01       50       68,625
    US Filter Corp.
      4.500%....................  12/15/01      175      179,594
    US Waste Services, Inc.
      4.000%....................  02/01/02      165      183,356
                                                      ----------
    TOTAL CAPITAL GOODS...................               635,350
                                                      ----------
CONSUMER CYCLICALS -- 10.2%
    CUC International, Inc. 144A
      3.000%....................  02/15/02      140      175,700
    Family Golf Centers, Inc.
      5.750%....................  10/15/04      140      148,400
    Hilton Hotels
      5.000%....................  05/15/06      170      187,000
    Home Depot, Inc.
      3.250%....................  10/01/01      115      155,825
    Magna International, Inc.
      5.000%....................  10/15/02       70       85,925
    Nine West Group, Inc. 144A
      5.500%....................  07/15/03      120       97,500
    Personnel Group
      5.750%....................  07/01/04      120      132,600
    Protection One Alarm
      Monitoring
      6.750%....................  09/15/03      110      129,662
    Omnicom Group, Inc.
      2.250%....................  01/06/13      180      188,775
    Rite Aid Corp. 144A
      5.250%....................  09/15/02      190      203,062
    Saks Holdings, Inc.
      5.500%....................  09/15/06      160      137,000
    Tower Automotive, Inc.
      5.000%....................  08/01/04      170      174,250
                                                      ----------
    TOTAL CONSUMER CYCLICALS..............             1,815,699
                                                      ----------
ENERGY -- 5.5%
    Halter Marine Group, Inc.
      144A
      4.500%....................  09/15/04      120      133,200
    Key Energy Group, Inc.
      5.000%....................  09/15/04      210      180,337
    Loews Corp.
      3.125%....................  09/15/07      195      194,512
    Parker Drilling Corp.
      5.500%....................  08/01/04      130      139,912
    Pennzoil Co.
      4.750%....................  10/01/03       50       67,750
    Seacor Holdings, Inc.
      5.375%....................  11/15/06       90      101,925
    Seacor Holdings, Inc. 144A
      5.375%....................  11/15/06       50       56,625
    Swift Energy Co.
      6.250%....................  11/15/06      100       99,000
                                                      ----------
    TOTAL ENERGY..........................               973,261
                                                      ----------
FINANCIAL SERVICES -- 3.0%
    Bank Atlantic Bancorp, Inc.
      5.625%....................  12/01/07      180      195,525
    Berkshire Hathaway, Inc.
      1.000%....................  12/02/01      100      159,375
    Penn Treaty American Corp.
      6.250%....................  12/01/03      125      160,469
    Penn Treaty American Corp.
      144A
      6.250%....................  12/01/03       15       19,256
                                                      ----------
    TOTAL FINANCIAL SERVICES..............               534,625
                                                      ----------
HEALTH CARE -- 4.9%
    Alza Corp.
      5.000%....................  05/01/06      180      187,650
    Atria Communities, Inc.
      5.000%....................  10/15/02      140      143,150
    Dura Pharmaceuticals
      3.500%....................  07/15/02      155      171,856
    Phycor, Inc.
      4.500%....................  02/15/03      180      171,900
    Tenet Healthcare Corp.
      6.000%....................  12/01/05      195      184,031
                                                      ----------
    TOTAL HEALTH CARE.....................               858,587
                                                      ----------
HEALTHCARE SERVICES -- 7.1%
    Alternative Living
      7.000%....................  06/01/04       70      108,500
    American Retirement Corp.
      5.750%....................  10/01/02      145      148,987
    ARV Assisted Living
      6.750%....................  04/01/06      130      132,600
    Carematrix Corp.
      6.250%....................  08/15/04      160      179,600
    FPA Medical Management 144A
      6.500%....................  12/15/01       75       76,219
    NCS Healthcare, Inc.
      5.750%....................  08/15/04      140      142,450
    Omnicare, Inc.
      5.000%....................  12/01/07      180      179,100
    Sunrise Assisted Living,
      Inc.
      5.500%....................  06/15/02      225      291,375
                                                      ----------
    TOTAL HEALTHCARE SERVICES.............             1,258,831
                                                      ----------
TECHNOLOGY -- 5.3%
    Adaptec, Inc.
      4.750%....................  02/01/04       60       61,950
    Adaptec, Inc. 144A
      4.750%....................  02/01/04       75       77,438
    Atmel Corp.[STEP]
      3.250%....................  06/01/02      105       95,025
    EMC Corp.
      3.250%....................  03/15/02       20       27,125
    EMC Corp. 144A
      3.250%....................  03/15/02       80      108,500
    Itron, Inc.
      6.750%....................  03/31/04      100       99,125

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                  MATURITY    PAR
                                    DATE     (000)      VALUE
                                  --------  -------  -----------
    Itron, Inc. 144A
      6.750%....................  03/31/04  $    55  $    54,244
    Kent Electronics Corp.
      4.500%....................  09/01/04      130      108,063
    Photronics, Inc.
      6.000%....................  06/01/04       75       86,156
    Solectron Corp. 144A
      6.000%....................  03/01/06       75      100,500
    Xilinx, Inc.
      5.250%....................  11/01/02      125      121,719
                                                      ----------
    TOTAL TECHNOLOGY......................               939,845
                                                      ----------
TOTAL CONVERTIBLE BONDS
  (COST $7,146,977).......................             7,336,211
                                                      ----------
CONVERTIBLE ZERO COUPON BONDS -- 5.8%
CONSUMER CYCLICALS -- 0.9%
    Pep Boys, Inc.
      0.000%....................  09/20/11      300      159,750
                                                      ----------
ENERGY -- 0.5%
    Baker Hughes, Inc.
      0.000%....................  05/05/08      100       84,375
                                                      ----------
FINANCE -- 0.5%
    USF & G Corp.
      0.000%....................  03/03/09      140       96,425
                                                      ----------
HEALTH CARE -- 2.4%
    Alza Corp.
      0.000%....................  07/14/14      400      183,500
    Roche Holdings, Inc.
      0.000%....................  04/20/10      325      181,594
    Roche Holdings, Inc. 144A
      0.000%....................  05/06/12      140       65,275
                                                      ----------
    TOTAL HEALTH CARE.....................               430,369
                                                      ----------
TECHNOLOGY -- 0.5%
    Motorola, Inc.
      0.000%....................  09/27/13      105       80,981
                                                      ----------
UTILITIES -- 1.0%
    U.S. Cellular Corp.
      0.000%....................  06/15/15      465      168,563
                                                      ----------
TOTAL CONVERTIBLE ZERO COUPON BONDS
  (COST $1,004,953).......................             1,020,463
                                                      ----------

                                            SHARES
                                            -------
COMMON STOCK -- 1.1%
BASICS -- 1.1%
    W.R. Grace & Co.
      (Cost $176,167) ....................    2,400      193,050
                                                      ----------
CONVERTIBLE PREFERRED STOCK -- 28.0%
BASICS -- 2.7%
    Cyprus AMAX Minerals..................    1,500       72,000
    Freeport -- Mcmoran, Inc. ............    3,200       69,400
    International Paper Co. ..............    3,200      153,600
    Merrill Lynch & Co., Inc. ............    2,700       93,150
    Timet Capital Trust One...............    1,800       90,450
                                                      ----------
    TOTAL BASICS..........................               478,600
                                                      ----------
                                            SHARES      VALUE
                                            -------  -----------
CAPITAL GOODS -- 1.9%
    Elsag Baily...........................    4,100  $   155,800
    McDermott International, Inc.
      Series C ...........................    3,400      189,550
                                                      ----------
    TOTAL CAPITAL GOODS...................               345,350
                                                      ----------
CONSUMER CYCLICALS -- 2.4%
    Houston Industries, Inc. .............    3,100      176,894
    Kmart Financing, Inc. ................    2,000      103,250
    Owens Corning Capital 144A............    3,100      151,900
                                                      ----------
    TOTAL CONSUMER CYCLICALS..............               432,044
                                                      ----------
CONSUMER STAPLES -- 1.4%
    AJL Peps Trust........................    6,200       68,200
    Ralston Purina Co. ...................    2,600      181,025
                                                      ----------
    TOTAL CONSUMER STAPLES................               249,225
                                                      ----------
ENERGY -- 3.4%
    Evi, Inc. ............................    4,000      184,000
    MCN Corp. ............................    5,200      178,100
    MCN Energy Group, Inc. ...............      550       34,375
    Occidental Petroleum Corp. 144A.......    1,400       90,650
    Unocal Corp. .........................    1,875      104,766
                                                      ----------
    TOTAL ENERGY..........................               591,891
                                                      ----------
FINANCIAL -- BANK & TRUST -- 7.9%
    Ahmanson, H.F. .......................    1,500      206,250
    American Bankers Insurance Group......    2,000      187,375
    Frontier Insurance 144A...............    2,600      152,100
    Golden State Bancorp..................    2,000      182,250
    Penncorp Financial 144A...............    2,400      140,700
    Protective Life Corp. ................    3,500      192,500
    Sovereign Bancorp.....................    1,500      190,500
    St. Paul Capital Corp. ...............    1,900      136,800
                                                      ----------
    TOTAL FINANCIAL -- BANK & TRUST.......             1,388,475
                                                      ----------
HEALTH CARE -- 0.8%
    Medpartners, Inc. ....................    6,500      143,000
                                                      ----------
INSURANCE -- 1.0%
    American Life Heritage................    3,000      171,000
                                                      ----------
TECHNOLOGY -- 0.7%
    Microsoft Corp. ......................    1,400      125,825
                                                      ----------
TELECOMMUNICATIONS -- 1.1%
    TCI Communications, Inc. .............    3,000      195,375
                                                      ----------
TRANSPORTATION -- 1.1%
    CNF Transportation, Inc. .............    3,400      198,900
                                                      ----------
UTILITIES -- ELECTRIC -- 3.6%
    Airtouch Communications Class C.......    2,900      180,706
    Calenergy Capital Trust II 144A.......    2,500      112,188
    Citizens Utilities Trust..............    3,500      167,125
    Sprint Corp. .........................    4,000      179,000
                                                      ----------
    TOTAL UTILITIES -- ELECTRIC...........               639,019
                                                      ----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (COST $4,698,891).......................             4,958,704
                                                      ----------

CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                  MATURITY    PAR
                                    DATE     (000)      VALUE
                                  --------  -------  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.8%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
    Federal National Mortgage
      Assoc. Discount Note
      5.400% (Cost
      $1,907,300)...............  11/06/98  $ 2,000  $ 1,907,000
                                                      ----------
U.S. TREASURY OBLIGATIONS -- 2.8%
U.S. TREASURY BILLS
    U.S. Treasury Bill
      5.270% (Cost $494,364)....  03/19/98      500      494,291
                                                      ----------
                                            SHARES
                                            -------
SHORT TERM INVESTMENTS -- 10.1%
    Temporary Investment Cash Fund........  890,435      890,435
    Temporary Investment Fund.............  890,434      890,434
                                                      ----------
    TOTAL SHORT TERM INVESTMENTS
      (COST $1,780,869)...................             1,780,869
                                                      ----------
TOTAL INVESTMENTS -- 100.1%
  (COST $17,209,521)......................            17,690,588
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)........................               (19,974)
                                                      ----------
NET ASSETS -- 100.0%......................           $17,670,614
                                                      ==========

--------------------------------------------------------------------------------
[STEP] -- Stepped Coupon Bond

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 12.4% of net assets.

See Notes to Financial Statements.

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           -------  -----------
COMMON STOCK -- 97.5%
AEROSPACE -- 1.5%
    General Dynamics Corp. ..............    1,100  $    95,081
    Raytheon Co.*........................       70        3,459
    United Technologies Corp. ...........    2,800      203,875
                                                        -------
    TOTAL AEROSPACE......................               302,415
                                                        -------
AIRLINES -- 0.9%
    AMR Corp.*...........................      800      102,800
    UAL Corp.*...........................      800       74,000
                                                        -------
    TOTAL AIRLINES.......................               176,800
                                                        -------
AUTOMOTIVE -- 2.4%
    Dana Corp. ..........................    1,900       90,250
    Ford Motor Co. ......................    6,300      306,731
    General Motors Corp. ................    1,200       72,750
                                                        -------
    TOTAL AUTOMOBILE MANUFACTURERS.......               469,731
                                                        -------
BEVERAGES -- 3.0%
    Anheuser-Busch Cos., Inc. ...........    1,700       74,800
    Coca-Cola Co. .......................    5,200      346,450
    PepsiCo, Inc. .......................    4,900      178,544
                                                        -------
    TOTAL BEVERAGES......................               599,794
                                                        -------
BUILDING MATERIALS -- 0.4%
    Centex Corp. ........................    1,100       69,231
                                                        -------
CHEMICALS -- 2.9%
    Dow Chemical Co. ....................    2,000      203,000
    Dupont, (E.I.) de Nemours & Co. .....    5,300      318,331
    Goodrich (B.F.) Co. .................    1,100       45,581
                                                        -------
    TOTAL CHEMICALS......................               566,912
                                                        -------
CLOTHING & APPAREL -- 0.3%
    Tommy Hilfiger Corp.*................    1,900       66,737
                                                        -------
COMPUTERS -- 3.1%
    Compaq Computer Corp. ...............    5,000      282,187
    EMC Corp.*...........................    2,800       76,825
    International Business Machines
      Corp. .............................    2,500      261,406
                                                        -------
    TOTAL COMPUTERS......................               620,418
                                                        -------
COMPUTER SERVICES & SOFTWARE -- 3.7%
    HBO & Co.............................    4,100      196,672
    Microsoft Corp.*.....................    3,900      503,953
    Oracle Corp.*........................    1,250       27,852
                                                        -------
    TOTAL COMPUTER SERVICES & SOFTWARE...               728,477
                                                        -------
COSMETICS & TOILETRIES -- 3.7%
    Clorox Co............................    2,500      197,656
    Kimberly-Clark Corp. ................    2,100      103,556
    Procter & Gamble Co. ................    5,500      438,969
                                                        -------
    TOTAL COSMETICS & TOILETRIES.........               740,181
                                                        -------
ELECTRICAL EQUIPMENT -- 2.9%
    General Electric Co. ................    7,900      579,662
                                                        -------
ENERGY -- 1.1%
    Tidewater, Inc. .....................    3,900      214,987
                                                        -------
ENTERTAINMENT & LEISURE -- 2.2%
    Callaway Golf Co. ...................    3,000       85,687
    King World Productions, Inc. ........    1,300       75,075
    Walt Disney Co. .....................    2,700      267,469
                                                        -------
    TOTAL ENTERTAINMENT & LEISURE........               428,231
                                                        -------
ENVIRONMENTAL SERVICES -- 0.7%
    Browning-Ferris Industries, Inc. ....    3,900      144,300
                                                        -------
FINANCIAL -- BANK & TRUST -- 9.5%
    Bankers Trust New York Corp. ........    1,600      179,900
    Barnett Banks, Inc. .................    4,000      287,500
    Chase Manhattan Corp. ...............    1,100      120,450
    Citicorp.............................    1,200      151,725
    Comerica, Inc. ......................    1,600      144,400
    First Chicago NBD Corp. .............    1,800      150,300
    First Union Corp. ...................    3,000      153,750
    Fleet Financial Group, Inc. .........    3,200      239,800
    Mellon Bank Corp. ...................    4,400      266,750
    State Street Corp. ..................    3,200      186,200
                                                        -------
    TOTAL FINANCIAL -- BANK & TRUST......             1,880,775
                                                        -------
FINANCIAL SERVICES -- 2.9%
    Morgan Stanley Dean Witter Discover &
      Co. ...............................    5,700      337,012
    Travelers Group, Inc. ...............    4,600      247,825
                                                        -------
    TOTAL FINANCIAL SERVICES.............               584,837
                                                        -------
FOOD -- 2.6%
    Conagra, Inc. .......................    5,800      190,312
    Kellogg Co. .........................    3,400      168,725
    Quaker Oats Co. .....................    3,000      158,250
                                                        -------
    TOTAL FOOD...........................               517,287
                                                        -------
HEALTHCARE SERVICES -- 0.9%
    Phycor, Inc.*........................    3,500       94,609
    Tenet Healthcare Corp.*..............    2,600       86,125
                                                        -------
    TOTAL HEALTHCARE SERVICES............               180,734
                                                        -------
HOTELS & MOTELS -- 0.5%
    Marriott International, Inc. ........    1,300       90,025
                                                        -------
INSURANCE -- 3.9%
    Allstate Corp. ......................    2,600      236,275
    American General Corp. ..............    2,900      156,781
    Conseco, Inc. .......................    4,100      186,294
    Equitable Cos., Inc. ................    4,000      199,000
                                                        -------
    TOTAL INSURANCE......................               778,350
                                                        -------
MACHINERY & EQUIPMENT -- 1.5%
    Caterpillar, Inc. ...................    2,200      106,837
    Ingersoll Rand Co. ..................    2,200       89,100
    Parker Hannifin Corp. ...............    2,300      105,513
                                                        -------
    TOTAL MACHINERY & EQUIPMENT..........               301,450
                                                        -------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    Abbott Laboratories..................    3,000      196,688
    Biomet, Inc. ........................    3,900       99,938
    Johnson & Johnson Co. ...............    3,700      243,738
                                                        -------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT...               540,364
                                                        -------
METALS & MINING -- 0.9%
    Aluminum Company of America..........    1,300       91,488
    USX-U.S. Steel Group, Inc. ..........    3,000       93,750
                                                        -------
    TOTAL METALS & MINING................               185,238
                                                        -------
MULTI-INDUSTRY -- 2.2%
    Dover Corp. .........................    4,600      166,175
    Tyco International Ltd. .............    6,100      274,881
                                                        -------
    TOTAL MULTI-INDUSTRY.................               441,056
                                                        -------
OIL (DOMESTIC) -- 1.7%
    Phillips Petroleum Co. ..............    3,600      175,050
    USX -- Marathon Group................    5,100      172,125
                                                        -------
    TOTAL OIL (DOMESTIC).................               347,175
                                                        -------

BLUE CHIP FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                           SHARES      VALUE
                                           -------  -----------
OIL (INTERNATIONAL) -- 5.3%
    Chevron Corp. .......................    3,200  $   246,400
    Exxon Corp. .........................    6,500      397,719
    Mobil Corp...........................    3,300      238,219
    Royal Dutch Petroleum Co. ...........    3,300      178,819
                                                        -------
    TOTAL OIL (INTERNATIONAL)............             1,061,157
                                                        -------
PAPER & FOREST PRODUCTS -- 1.1%
    Bowater, Inc. .......................    1,900       84,431
    Fort James Corp. ....................    3,700      141,525
                                                        -------
    TOTAL PAPER & FOREST PRODUCTS........               225,956
                                                        -------
PHARMACEUTICALS -- 7.8%
    Bristol-Meyers Squibb Co. ...........    3,900      369,038
    Lilly, (Eli) & Co. ..................    3,500      243,688
    Merck & Co., Inc. ...................    3,100      329,375
    Pfizer, Inc. ........................    3,600      268,425
    Schering-Plough Corp. ...............    5,500      341,688
                                                        -------
    TOTAL PHARMACEUTICALS................             1,552,214
                                                        -------
PRINTING & PUBLISHING -- 1.1%
    McGraw-Hill Cos., Inc. ..............    1,400      103,600
    New York Times Co. ..................    1,700      112,413
                                                        -------
    TOTAL PRINTING & PUBLISHING..........               216,013
                                                        -------
RESTAURANTS -- 0.3%
    Tricon Global Restaurants, Inc.*.....    1,940       56,381
                                                        -------
RETAIL & MERCHANDISING -- 5.5%
    Bed, Bath & Beyond, Inc.*............    3,600      138,375
    Cendant Corp.*.......................    4,300      147,812
    Dayton Hudson Corp. .................    2,600      175,500
    Home Depot, Inc......................    5,100      300,263
    Safeway, Inc.*.......................    1,900      120,175
    TJX Cos., Inc. ......................    6,000      206,250
                                                        -------
    TOTAL RETAIL & MERCHANDISING.........             1,088,375
                                                        -------
SEMI-CONDUCTORS/INSTRUMENTATION -- 3.5%
    AMP, Inc. ...........................    1,700       71,400
    Applied Materials, Inc.*.............    3,700      111,347
    Dell Computer Corp.*.................    3,600      302,512
    Harris Corp. ........................    1,500       68,813
    Linear Technology Corp. .............    1,200       69,150
    Maxim Integrated Products, Inc.*.....    2,400       82,800
                                                        -------
    TOTAL
      SEMI-CONDUCTORS/INSTRUMENTATION....               706,022
                                                        -------
TELECOMMUNICATIONS -- 2.7%
    Cisco Systems, Inc.*.................    3,750      209,297
    Lucent Technologies, Inc. ...........    2,300      183,713
    Tellabs, Inc.*.......................    2,800      147,788
                                                        -------
    TOTAL TELECOMMUNICATIONS.............               540,798
                                                        -------
TOBACCO -- 1.7%
    Philip Morris Cos., Inc. ............    7,400      335,312
                                                        -------
TRANSPORTATION -- 0.4%
    Burlington Northern Santa Fe.........      900       83,644
                                                        -------
UTILITIES -- ELECTRIC -- 2.8%
    FPL Group, Inc. .....................    5,500      325,531
    GPU, Inc. ...........................    5,400      227,475
                                                        -------
    TOTAL UTILITIES -- ELECTRIC..........               553,006
                                                        -------
UTILITIES -- GAS -- 0.7%
    Columbia Gas System, Inc. ...........    1,700      133,556
                                                        -------
UTILITIES -- TELEPHONE -- 6.5%
    Ameritech Corp. .....................    2,700      217,350
    AT&T Corp. ..........................    4,300      263,375
    Bell Atlantic Corp. .................    3,000      273,000
    BellSouth Corp. .....................    4,500      253,406
    U.S. WEST Communications Group.......    3,500      157,938
    WorldCom, Inc.*......................    4,500      136,266
                                                        -------
    TOTAL UTILITIES -- TELEPHONE.........             1,301,335
                                                        -------
TOTAL COMMON STOCK (COST $17,537,410)....            19,408,936
                                                        -------
SHORT TERM INVESTMENTS -- 2.4%
    Temporary Investment Cash Fund.......  242,615      242,615
    Temporary Investment Fund............  242,614      242,614
                                                        -------
TOTAL SHORT TERM INVESTMENTS (COST
  $485,229)..............................               485,229
                                                        -------
TOTAL INVESTMENTS -- 99.9% (COST
  $18,022,639)...........................            19,894,165
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%....................                16,296
                                                        -------
NET ASSETS -- 100.0%.....................           $19,910,461
                                                        =======

--------------------------------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            ------  -----------
COMMON STOCK -- 99.6%
AEROSPACE/DEFENSE -- 2.2%
    Aeroquip-Vickers, Inc. ...............   1,300  $    63,781
    Crane Co. ............................   2,100       91,088
    Thiokol Corp. ........................   1,100       89,375
                                                    -----------
    TOTAL AEROSPACE.......................              244,244
                                                    -----------
AIRLINES -- 0.6%
    Airborne Freight Corp. ...............   1,000       62,125
                                                    -----------
AUTOMOTIVE -- 1.2%
    Arvin Industries, Inc. ...............   2,100       69,956
    Lear Corp.*...........................   1,300       61,750
                                                    -----------
    TOTAL AUTOMOTIVE......................              131,706
                                                    -----------
BEVERAGES -- 1.2%
    Coca-Cola Enterprises, Inc. ..........   2,100       74,681
    Coors, (Adolph) Co. Cl-B..............   1,700       56,419
                                                    -----------
    TOTAL BEVERAGES.......................              131,100
                                                    -----------
BUILDING MATERIALS -- 4.9%
    DQE, Inc. ............................   3,700      129,963
    Hon Industries, Inc. .................     600       35,400
    Miller (Herman), Inc. ................   2,400      130,950
    Southdown, Inc. ......................   2,700      159,300
    Timken Co. ...........................   2,700       92,812
                                                    -----------
    TOTAL BUILDING MATERIALS..............              548,425
                                                    -----------
CHEMICALS -- 4.1%
    Cytec Industries, Inc.*...............   2,600      122,037
    Lubrizol Corp. .......................   3,700      136,437
    Lyondell Petrochemical Co. ...........   3,800      100,700
    Solutia, Inc. ........................   3,500       93,406
                                                    -----------
    TOTAL CHEMICALS.......................              452,580
                                                    -----------
COMMERCIAL SERVICES -- 4.3%
    Accustaff, Inc.*......................   2,700       62,100
    ACNielsen Corp.*......................   3,400       82,875
    Omnicom Group, Inc. ..................   6,000      254,250
    Pittston Brink's Group................   2,000       80,500
                                                    -----------
    TOTAL COMMERCIAL SERVICES.............              479,725
                                                    -----------
COMPUTER SERVICES & SOFTWARE -- 7.3%
    Adaptec, Inc.*........................   2,100       78,094
    BMC Software, Inc.*...................   2,700      177,019
    Cadence Design Systems, Inc.*.........   4,800      117,600
    Compuware Corp.*......................   4,600      147,344
    HBO & Co. ............................   1,900       91,141
    Lexmark International Group, Inc.*....   2,800      106,400
    Network Associates, Inc.*.............     500       26,391
    Parametric Technology Co.*............   1,500       70,969
                                                    -----------
    TOTAL COMPUTER SERVICES & SOFTWARE....              814,958
                                                    -----------
COSMETICS & TOILETRIES -- 0.9%
    Dial Corp. ...........................   5,100      106,144
                                                    -----------
ELECTRICAL EQUIPMENT -- 2.0%
    CMS Energy Corp. .....................   5,100      224,719
                                                    -----------
ENERGY SERVICES -- 3.1%
    Camco International, Inc. ............   1,400       89,162
    Input/Output, Inc.*...................   1,500       44,531
    Smith International, Inc.*............   1,400       85,925
    Tidewater, Inc. ......................   2,300      126,787
                                                    -----------
    TOTAL ENERGY SERVICES.................              346,405
                                                    -----------
ENTERTAINMENT & LEISURE -- 0.9%
    King World Productions, Inc...........     700       40,425
    Polaris Industries, Inc. .............   2,100       64,181
                                                    -----------
    TOTAL ENTERTAINMENT & LEISURE.........              104,606
                                                    -----------
FINANCIAL -- BANK & TRUST -- 10.4%
    AmSouth Bancorporation................   3,200      173,800
    City National Corp. ..................   2,900      107,119
    First of America Bank Corp. ..........   3,200      246,800
    Marshall & Ilsley Corp. ..............   2,700      167,822
    Mercantile Bankshares Corp. ..........   3,100      120,125
    Northern Trust Corp. .................   3,100      216,806
    Regions Financial Corp. ..............   2,900      122,434
                                                    -----------
    TOTAL FINANCIAL  --  BANK & TRUST.....            1,154,906
                                                    -----------
FINANCIAL SERVICES -- 5.4%
    Franklin Resources, Inc. .............   1,400      121,712
    Paine Webber Group Inc. ..............   5,400      186,637
    Price (T. Rowe) Associates, Inc. .....   1,800      113,400
    Southtrust Corp. .....................   2,800      177,450
                                                    -----------
    TOTAL FINANCIAL SERVICES..............              599,199
                                                    -----------
FOOD -- 2.8%
    Dean Foods Co. .......................   2,700      160,650
    Interstate Bakeries Corp. ............   2,600       97,175
    Smithfield Foods, Inc.*...............   1,700       56,100
                                                    -----------
    TOTAL FOOD............................              313,925
                                                    -----------
HEALTHCARE SERVICES -- 1.5%
    Health Care & Retirement Corp.*.......   2,700      108,675
    Health Management Associates, Inc.*...   2,500       63,125
                                                    -----------
    TOTAL HEALTHCARE SERVICES.............              171,800
                                                    -----------
HOTELS & MOTELS -- 0.5%
    Promus Hotel Corp.*...................   1,387       58,254
                                                    -----------
INSURANCE -- 3.8%
    AMBAC Financial Group.................   2,100       96,600
    HealthCare COMPARE Corp.*.............   1,800       92,475
    SunAmerica, Inc. .....................   2,150       91,912
    Torchmark Corp. ......................   3,400      143,012
                                                    -----------
    TOTAL INSURANCE.......................              423,999
                                                    -----------
MACHINERY & EQUIPMENT -- 2.2%
    AGCO, Inc. ...........................   2,500       73,125
    Kaydon Corp. .........................   1,700       55,463
    Precision Castparts Corp. ............   1,900      114,594
                                                    -----------
    TOTAL MACHINERY & EQUIPMENT...........              243,182
                                                    -----------
MEDICAL SUPPLIES & EQUIPMENT -- 1.7%
    Biomet, Inc. .........................   2,500       63,906
    Hillenbrand Industries, Inc. .........   1,000       51,188
    Stryker Corp. ........................   1,900       70,775
                                                    -----------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT....              185,869
                                                    -----------
METALS -- 1.0%
    Martin Marietta Materials.............   2,900      106,031
                                                    -----------
OIL (DOMESTIC) -- 0.6%
    Murphy Oil Corp. .....................   1,300       70,444
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.4%
    Bowater, Inc. ........................   1,100       48,881
    Owens-Illinois, Inc.*.................   2,900      110,019
                                                    -----------
    TOTAL PAPER & FOREST PRODUCTS.........              158,900
                                                    -----------

MID-CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            ------  -----------
PHARMACEUTICALS -- 3.4%
    Cardinal Health, Inc. ................   1,700  $   127,713
    Dura Pharmaceuticals, Inc.*...........   1,300       59,638
    Mylan Laboratories Inc. ..............   3,400       71,188
    Watson Pharmaceuticals, Inc.*.........   3,700      120,019
                                                    -----------
    TOTAL PHARMACEUTICALS.................              378,558
                                                    -----------
PRINTING & PUBLISHING -- 1.6%
    Houghton Mifflin Co. .................   1,600       61,400
    Washington Post Co. ..................     250      121,625
                                                    -----------
    TOTAL PRINTING & PUBLISHING...........              183,025
                                                    -----------
RESTAURANTS -- 1.1%
    Bob Evans Farms, Inc. ................   2,400       53,100
    Papa John's International, Inc.*......   2,000       69,875
                                                    -----------
    TOTAL RESTAURANTS.....................              122,975
                                                    -----------
RETAIL & MERCHANDISING -- 7.0%
    Best Buy Company, Inc.*...............   1,900       70,063
    CompUSA, Inc.*........................   2,600       80,600
    Jones Apparel Group, Inc.*............   2,400      103,200
    OfficeMax, Inc.*......................   7,700      109,725
    Payless Shoesource, Inc.*.............   1,900      127,538
    Ross Stores, Inc. ....................   2,700       98,381
    TJX Companies, Inc. ..................   3,100      106,562
    U.S. Office Products Co.*.............   4,200       81,900
                                                    -----------
    TOTAL RETAIL & MERCHANDISING..........              777,969
                                                    -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 5.8%
    Harris Corp...........................   1,500       68,813
    KLA -- Tencor Corp.*..................   1,300       50,172
    Linear Technology Corp................   1,900      109,369
    Maxim Integrated Products, Inc.*......   3,400      117,512
    SCI Systems, Inc.*....................   1,800       78,412
    Solectron Corp.*......................   2,200       91,437
    Storage Technology Corp.*.............   1,600       99,100
    Teradyne, Inc.*.......................     900       28,800
                                                    -----------
    TOTAL
      SEMI-CONDUCTORS/INSTRUMENTATION.....              643,615
                                                    -----------
TELECOMMUNICATIONS -- 1.0%
    ADC Telecommunications, Inc.*.........   2,700      112,894
                                                    -----------
TOBACCO -- 0.4%
    Universal Corp........................   1,200       49,350
                                                    -----------
TRANSPORTATION -- 1.4%
    CNF Transportation, Inc...............   1,800       69,075
    Trinity Industries, Inc...............   1,900       84,787
                                                    -----------
    TOTAL TRANSPORTATION..................              153,862
                                                    -----------
UTILITIES -- ELECTRIC -- 7.7%
    Boston Edison Co......................   4,600      174,225
    Ensco International, Inc..............   3,600      120,600
    GPU, Inc..............................   4,300      181,138
    New York State Electric & Gas Corp....   3,600      127,800
    NIPSCO Industries, Inc................   2,700      133,481
    Public Service Co. of New Mexico......   5,000      118,438
                                                    -----------
    TOTAL UTILITIES -- ELECTRIC...........              855,682
                                                    -----------
UTILITIES -- GAS -- 3.4%
    MCN Corp..............................   3,200      129,200
    NICOR, Inc............................   2,500      105,469
    Valero Energy Corp....................   4,700      147,756
                                                    -----------
    TOTAL UTILITIES -- GAS................              382,425
                                                    -----------
UTILITIES -- TELEPHONE--2.8%
    LCI International, Inc.*..............   7,100      218,325
    Southern New England
      Telecommunications Corp. ...........   1,900       95,594
                                                    -----------
    TOTAL UTILITIES -- TELEPHONE..........              313,919
                                                    -----------
TOTAL COMMON STOCK
  (COST $9,484,708).......................           11,107,520
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash Fund........  12,050       12,050
    Temporary Investment Fund.............  12,049       12,049
                                                    -----------
TOTAL SHORT TERM INVESTMENTS (COST
  $24,099)................................               24,099
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (COST $9,508,807).......................           11,131,619
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.....................               16,762
                                                    -----------
NET ASSETS -- 100.0%......................          $11,148,381
                                                    ===========

--------------------------------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
COMMON STOCK -- 94.8%
AEROSPACE -- 0.4%
    BE Aerospace, Inc.*....................   1,500  $   40,172
                                                      ---------
AIRLINES -- 1.8%
    Airtran Holdings, Inc.*................   2,650      10,683
    Mesaba Holdings, Inc.*.................   5,850     154,294
                                                      ---------
    TOTAL AIRLINES.........................             164,977
                                                      ---------
BIOTECHNOLOGY -- 3.1%
    Corixa Corp.*..........................  11,950     107,923
    Human Genome Sciences, Inc.*...........   1,950      77,756
    Protein Design Lab, Inc.*..............   2,700     107,494
                                                      ---------
    TOTAL BIOTECHNOLOGY....................             293,173
                                                      ---------
BROADCASTING -- 2.9%
    Cablevision Systems Corp.*.............   1,650     157,987
    United International Holdings, Inc.*...  10,150     114,822
                                                      ---------
    TOTAL BROADCASTING.....................             272,809
                                                      ---------
BUILDING PRODUCTS -- 1.1%
    Advance Lighting Technologies, Inc.*...   5,400     101,925
                                                      ---------
BUSINESS SERVICES -- 5.9%
    Accustaff, Inc.*.......................   3,000      69,000
    Professional Staff PLC*................   7,150     118,869
    Select Appointments Holdings Public
      Limited Co...........................   8,350     153,953
    SOS Staffing Services, Inc.*...........   7,650     145,350
    Tier Technologies, Inc.*...............   6,250      66,797
                                                      ---------
    TOTAL BUSINESS SERVICES................             553,969
                                                      ---------
CHEMICALS -- 2.4%
    Nanophase Technologies Corp.*..........   8,300     106,084
    TETRA Technologies, Inc.*..............   5,550     116,897
                                                      ---------
    TOTAL CHEMICALS........................             222,981
                                                      ---------
CLOTHING & APPAREL -- 1.6%
    Novel Denim Holdings, Ltd.*............   2,150      42,462
    Quicksilver, Inc.*.....................   3,700     106,606
                                                      ---------
    TOTAL CLOTHING & APPAREL...............             149,068
                                                      ---------
COMMERCIAL SERVICES -- 3.5%
    NCO Group, Inc.........................   5,250     133,875
    PMT Services, Inc.*....................  13,750     192,070
                                                      ---------
    TOTAL COMMERCIAL SERVICES..............             325,945
                                                      ---------
COMPUTER SERVICES & SOFTWARE -- 7.3%
    3D Labs, Inc., Ltd.*...................   5,650     133,481
    Cimatron, Ltd.*........................  18,050     103,787
    DataWorks Corp.*.......................   2,500      50,000
    Documentum, Inc.*......................   2,650     111,631
    Rogue Wave Software, Inc.*.............   8,400      92,925
    Symantec Corp.*........................   3,750      82,852
    Visio Corp.............................   3,000     115,687
                                                      ---------
    TOTAL COMPUTER SERVICES & SOFTWARE.....             690,363
                                                      ---------
COMPUTERS -- 1.4%
    Cybex Computer Products Corp.*.........   5,600     135,800
                                                      ---------
CONSUMER PRODUCTS & SERVICES -- 2.4%
    Equity International Corp.*............   6,800     157,250
    Meade Instruments Corp.*...............   7,400      68,450
                                                      ---------
    TOTAL CONSUMER PRODUCTS & SERVICES.....             225,700
                                                      ---------
DIVERSIFIED OPERATIONS -- 1.5%
    Volt Information Sciences, Inc.........   2,600     140,075
                                                      ---------
ELECTRONIC COMPONENTS & EQUIPMENT -- 6.2%
    Actel Corp.*...........................   5,000      63,437
    Anaren Microwave, Inc.*................   4,950      77,653
    EMCORE Corp.*..........................   6,400     125,600
    International Rectifier Corp.*.........   7,550      89,184
    Photronics Labs, Inc...................   4,100      99,937
    REMEC, Inc.............................   3,100      70,331
    Ultrak, Inc.*..........................   6,000      55,125
                                                      ---------
    TOTAL ELECTRONIC COMPONENTS &
      EQUIPMENT............................             581,267
                                                      ---------
ENTERTAINMENT & LEISURE -- 5.8%
    Family Golf Centers, Inc.*.............   5,350     168,525
    Galoob Toys, Inc.*.....................   3,600      36,675
    Gametech International, Inc.*..........   6,150      66,497
    Play By Play Toy & Novelties, Inc.*....   6,150     110,700
    WMS Industries, Inc.*..................   7,600     160,550
                                                      ---------
    TOTAL ENTERTAINMENT & LEISURE..........             542,947
                                                      ---------
ENVIRONMENTAL SERVICES -- 1.9%
    Culligan Water Technologies, Inc.*.....   1,550      77,887
    Flanders Corp.*........................  11,000     102,781
                                                      ---------
    TOTAL ENVIRONMENTAL SERVICES...........             180,668
                                                      ---------
FINANCE LEASING CO. -- 0.8%
    Willis Lease Finance Corp.*............   4,350      75,581
                                                      ---------
FINANCIAL SERVICES -- 5.1%
    Franchise Mortgage Acceptance Co.*.....   4,100      75,594
    Imperial Credit Industries, Inc.*......   9,600     198,600
    SEI Investments Co.*...................   4,950     209,138
                                                      ---------
    TOTAL FINANCIAL SERVICES...............             483,332
                                                      ---------
FOOD -- 0.2%
    Unimark Group, Inc.*...................   4,050      15,441
                                                      ---------
HEALTHCARE SERVICES -- 4.6%
    Emeritus Corp.*........................   6,600      84,150
    Envoy Corp.*...........................   5,200     152,425
    ProMedeCo Management Co.*..............   3,000      30,188
    QuadraMed Corp.*.......................   6,100     167,941
                                                      ---------
    TOTAL HEALTHCARE SERVICES..............             434,704
                                                      ---------
INSTRUMENTS  --  CONTROLS -- 0.6%
    Metrika Systems Corp.*.................   3,900      59,475
                                                      ---------
MACHINERY & EQUIPMENT -- 1.7%
    ITEQ, Inc.*............................  13,900     159,416
                                                      ---------
MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    SeaMed Corp.*..........................   8,350     153,953
    Sofamor Danek Group, Inc.*.............   1,600     104,100
                                                      ---------
    TOTAL MEDICAL SUPPLIES & EQUIPMENT.....             258,053
                                                      ---------
METALS & MINING -- 0.8%
    Titanium Metals Corp.*.................   2,650      77,181
                                                      ---------
OIL & GAS -- 4.4%
    Costilla Energy, Inc.*.................   8,450      94,534
    Eagle Geophysical, Inc.*...............   2,650      34,781
    Eastern Enterprises....................   1,250      56,250
    Meridian Resource Corp.*...............   8,600      82,238
    Mitcham Industries, Inc.*..............   3,650      66,613
    Ocean Energy, Inc.*....................   1,650      81,366
                                                      ---------
    TOTAL OIL & GAS........................             415,782
                                                      ---------
PERSONAL SERVICES -- 1.0%
    Enamelon, Inc.*........................   7,050      90,328
                                                      ---------
PHARMACEUTICALS -- 1.9%
    Algos Pharmaceutical Corp.*............   6,050     181,122
                                                      ---------

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
RESTAURANTS -- 1.6%
    Landry's Seafood Restaurants, Inc.*....   6,400  $  154,400
                                                      ---------
RETAIL & MERCHANDISING -- 5.4%
    Kenneth Cole Productions, Inc.*........   6,850     110,028
    Petco Animal Supplies, Inc.*...........   5,850     141,863
    Stage Stores, Inc.*....................   1,600      59,900
    The Wet Seal, Inc.*....................   6,550     193,634
                                                      ---------
    TOTAL RETAIL & MERCHANDISING...........             505,425
                                                      ---------
TELECOMMUNICATIONS -- 13.4%
    Boston Communications Group, Inc.*.....   8,950      96,772
    Coherent Communications Systems
      Corp.*...............................   1,300      36,644
    GST Telecommunications, Inc.*..........  12,450     147,844
    Intermedia Communications, Inc.*.......   1,950     118,341
    Iridium World Communications, Ltd.*....   2,300      83,663
    Lightbridge, Inc.*.....................   7,750     145,797
    NICE Systems, Ltd.*....................   4,250     177,703
    NTL, Inc.*.............................   3,950     109,859
    Omnipoint Corp.*.......................   6,000     139,875
    Ortel Corp.*...........................   4,100      65,088
    Smartalk Teleservices, Inc.*...........   6,150     140,489
                                                      ---------
    TOTAL TELECOMMUNICATIONS...............           1,262,075
                                                      ---------
TRANSPORTATION -- 1.3%
    Budget Group, Inc.*....................   3,450     119,241
                                                      ---------
TOTAL COMMON STOCK (COST $8,641,948).......           8,913,395
                                                      ---------
SHORT TERM INVESTMENTS -- 4.1%
    Temporary Investment Cash Fund......... 195,254     195,254
    Temporary Investment Fund.............. 195,253     195,253
                                                      ---------
TOTAL SHORT TERM INVESTMENTS (COST
  $390,507)................................             390,507
                                                      ---------
TOTAL INVESTMENTS -- 98.9%
  (COST $9,032,455)........................           9,303,902
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.1%......................             101,431
                                                      ---------
NET ASSETS -- 100.0%.......................          $9,405,333
                                                      =========

--------------------------------------------------------------------------------
* Non-income producing securities.

See Notes to Financial Statements.

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
COMMON STOCK -- 85.2%
ARGENTINA -- 0.8%
    Banco de Galicia......................    5,000  $   32,006
    Telefonica de Argentina SA ADR........    1,200      44,700
                                                     ----------
    TOTAL ARGENTINA.......................               76,706
                                                     ----------
AUSTRALIA -- 2.5%
    Australia & New Zealand Banking Group
      Ltd.* ..............................    9,000      59,462
    Boral Ltd. ...........................   11,234      28,400
    Broken Hill Proprietary Co. Ltd. .....    4,341      40,305
    Goodman Fielder Ltd. .................   41,763      66,396
    ICI Australia Ltd. 144A*..............    2,518      17,637
    News Corp. Ltd. ......................    3,000      16,556
                                                     ----------
    TOTAL AUSTRALIA.......................              228,756
                                                     ----------
AUSTRIA -- 0.7%
    OMV AG................................      450      62,249
                                                     ----------
BRAZIL -- 1.9%
    Aracruz Cellulose ADR.................      800      11,500
    Centrais Electricas Brasileiras ADR...      950      23,622
    Companhia Energetica de Minas
      Gerais..............................  133,000       5,779
    Companhia Energetica de Minas Gerais
      ADR*................................      200       8,300
    Compania Riograndense Telecom PFA*....   11,100      13,676
    Petroleo Brasiliero ADR...............      200       4,677
    Petroleo Brasiliero S.A...............   78,000      18,242
    Telebras ADR..........................      501      58,335
    Telecomunicacoes Brasilieras S.A. ....   66,000       6,712
    Telecomunicacoes de Sao Paulo S.A. ...   68,000      18,096
                                                     ----------
    TOTAL BRAZIL..........................              168,939
                                                     ----------
CANADA -- 3.0%
    Alcan Aluminium Ltd. .................    1,500      41,299
    Canadian Imperial Bank................      600      18,658
    Canadian Imperial Bank of Commerce....    1,700      52,805
    Canadian National Railway Co. ........      600      28,350
    Canadian Pacific, Ltd. ...............    3,800     103,550
    CanWest Global Communications
      Corp. ..............................    1,700      30,600
                                                     ----------
    TOTAL CANADA..........................              275,262
                                                     ----------
CHILE -- 0.2%
    Embotelladora Andina S.A. Series B
      ADR.................................      800      15,550
                                                     ----------
CHINA -- 0.1%
    China Southern Airlines Co., Ltd.
      ADR*................................      700       9,275
                                                     ----------
DENMARK -- 1.8%
    Unidanmark A/S........................    2,200     161,613
                                                     ----------
FINLAND -- 2.5%
    Kesko.................................    3,900      61,736
    Metsa Serla-B Shares..................    9,000      70,242
    Nokia Corp. ADR.......................      600      42,000
    Oy Nokia AB...........................      400      28,427
    Rauma Oy..............................    1,500      23,414
                                                     ----------
    TOTAL FINLAND.........................              225,819
                                                     ----------
FRANCE -- 8.4%
    Assurances Generales de France........    1,520      80,575
    Banque Nationale de Paris.............    1,632      86,783
    Compagnie de Saint Gobain.............      380      54,007
    Credit Commercial de France...........      559      38,330
    Elf Aquitaine.........................      860     100,069
    Havas SA..............................    1,521     109,476
    PSA Peugeot Citroen...................      330      41,635
    Rhone-Poulenc.........................    2,931     131,352
    Societe Generale......................      429      58,475
    Total S.A. ...........................      510      55,528
                                                     ----------
    TOTAL FRANCE..........................              756,230
                                                     ----------
GERMANY -- 7.2%
    Bayer AG..............................    4,000     148,495
    Degussa...............................    1,200      59,398
    Deutsche Lufthansa AG.................    1,270      23,874
    Hornbach Holdings AG..................      666      46,115
    Karstadt AG...........................      250      86,483
    MAN AG................................      270      78,010
    Mannesmann AG.........................      200     100,443
    Metallgesellschaft AG*................    2,650      48,489
    ProSieben Media AG 144A*..............    1,250      57,354
                                                     ----------
    TOTAL GERMANY.........................              648,661
                                                     ----------
HONG KONG -- 1.4%
    Hutchinson Whampoa Ltd. ..............    9,000      56,451
    Hysan Development Co. Ltd. ...........    7,000      13,958
    New World Development Co. Ltd. .......    7,000      24,212
    Sun Hung Kai Properties...............    3,000      20,908
    Tingyi (Cayman Islands) Holding
      Co. ................................   76,000       9,907
                                                     ----------
    TOTAL HONG KONG.......................              125,436
                                                     ----------
INDIA -- 0.3%
    Ranbaxy Laboratories, Ltd. ...........      500       8,981
    State Bank of India...................      900      16,380
                                                     ----------
    TOTAL INDIA...........................               25,361
                                                     ----------
INDONESIA -- 0.1%
    Kalbe Farma...........................   34,000       6,033
                                                     ----------
IRELAND -- 1.1%
    Jefferson Smurfit Group PLC...........   36,000     102,016
                                                     ----------
ITALY -- 2.6%
    Istituto Bancario San Paolo di
      Torino..............................    3,600      34,412
    Istituto Bancario San Paolo di Torino
      144A................................    1,800      17,206
    Mondadori (Arnoldo) Editore SPA.......    2,500      19,655
    Telecom Italia SPA....................   26,000     166,177
                                                     ----------
    TOTAL ITALY...........................              237,450
                                                     ----------
JAPAN -- 15.0%
    Aisin Seiko Co., Ltd. ................    8,000      83,063
    Bank of Tokyo -- Mitsubishi, Ltd. ....    5,000      69,220
    Daiwa Securities Co., Ltd. ...........    5,000      17,305
    Eisai Co., Ltd. ......................    5,000      76,526
    Exedy Corp. ..........................    7,000      53,245
    Fuji Machine Manufacturing Co. .......    3,000      72,681
    Fujisawa Pharmaceutical Co., Ltd. ....    2,000      17,536
    Fukuda Denshi.........................    3,000      30,687
    Hitachi Ltd. .........................    4,000      28,611
    JGC Corp. ............................   19,000      40,186
    Mabuchi Motor.........................    2,000     101,983
    Maruichi Steel Tube...................    3,000      36,686
    Matsumotokiyoshi......................    1,000      38,455
    Matsushita Electric Industrial Co.,
      Ltd. ...............................    6,000      88,140
    Mazda Motor Corp.*....................   31,000      73,911
    Murata Manufacturing Co., Ltd. .......    2,000      50,453
    Namco Ltd. ...........................    2,000      58,298
    NGK Spark Plug Co. ...................    7,000      39,840
    Nomura Securities.....................    1,000      13,382
    Okumura...............................    9,000      21,458
    Otsuka Kagu...........................      200       7,460
    Sakura Bank Ltd.......................   15,000      43,032
    Sanwa Bank............................    3,000      30,457
    Shimachu..............................      900      14,190
    Sony Music Entertainment, Inc. .......    2,600      95,984
    Square Co., Ltd.......................    1,600      44,547
    Sumitomo Rubber Industries............   15,000      63,567

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                            SHARES     VALUE
                                            -------  ----------
    Toyo Ink Manufacturing................    7,000  $   12,383
    Yamato Kogyo Co., Ltd. ...............    6,000      36,225
                                                     ----------
    TOTAL JAPAN...........................            1,359,511
                                                     ----------
MALAYSIA -- 0.1%
    Renong Berhad.........................    7,000       3,237
    Sime Darby Berhad.....................    4,000       3,844
                                                     ----------
    TOTAL MALAYSIA........................                7,081
                                                     ----------
MEXICO -- 1.3%
    Grupo Televisa S.A.*..................    2,000      38,924
    Kimberly Clark de Mexico, S.A. de
      C.V. ...............................   13,500      63,968
    Panamerican Beverages, Inc. ADR.......      500      16,000
                                                     ----------
    TOTAL MEXICO..........................              118,892
                                                     ----------
NETHERLANDS -- 2.9%
    AKZO Nobel............................      300      51,736
    ING Groep NV..........................    2,738     115,342
    Polygram NV...........................    1,533      73,352
    Unilever NV...........................      400      24,664
                                                     ----------
    TOTAL NETHERLANDS.....................              265,094
                                                     ----------
NEW ZEALAND -- 0.7%
    Air New Zealand Ltd. .................    4,000       8,013
    Brierley Investments Ltd. ............   10,944       7,816
    Carter Holt Harvey Ltd. ..............    9,000      13,901
    Telecom Corp. New Zealand Ltd. ADR....      800      31,000
                                                     ----------
    TOTAL NEW ZEALAND.....................               60,730
                                                     ----------
NORWAY -- 1.1%
    Saga Petroleum ASA....................    5,950     102,500
                                                     ----------
PHILIPPINES -- 0.5%
    Manila Electric Co. ..................    9,000      30,226
    Metropolitan Bank & Trust Co. ........    2,400      16,391
                                                     ----------
    TOTAL PHILIPPINES.....................               46,617
                                                     ----------
SINGAPORE -- 1.0%
    Keppel Corp. Ltd. ....................    7,750      22,262
    Keppel Fels Ltd. .....................    3,000       8,368
    Keppel Land Ltd. .....................    8,000      11,015
    Overseas Union Bank Ltd. .............   12,000      45,936
                                                     ----------
    TOTAL SINGAPORE.......................               87,581
                                                     ----------
SPAIN -- 1.9%
    Banco Popular.........................      960      67,080
    Empresa Nacional de Electricad,
      S.A. ...............................    4,200      74,540
    Telefonica de Espana ADR..............      400      34,249
                                                     ----------
    TOTAL SPAIN...........................              175,869
                                                     ----------
SWEDEN -- 3.8%
    Nordbanken Holding AB.................   30,100     170,334
    Pharmacia & Upjohn, Inc. .............    3,700     136,167
    Sparbanken Sverige AB, Swedbank.......    1,590      36,171
                                                     ----------
    TOTAL SWEDEN..........................              342,672
                                                     ----------
SWITZERLAND -- 4.9%
    Ciba Specialty Chemicals AG*..........      340      40,561
    Holderbank Financiere Glarus AG.......      160     130,760
    Nestle SA.............................       72     108,057
    Roche Holdings AG.....................       16     159,117
                                                     ----------
    TOTAL SWITZERLAND.....................              438,495
                                                     ----------
THAILAND -- 0.1%
    Land & House Public Co., Ltd. ........    9,463       1,887
    Siam City Cement Public Co., Ltd. ....      563         585
    Siam Commercial Bank & Public Co.,
      Ltd. ...............................      200         228
    Thai Farmers Bank Public Co., Ltd. ...    3,700       6,724
                                                     ----------
    TOTAL THAILAND........................                9,424
                                                     ----------

UNITED KINGDOM -- 17.3%
    Associated British Foods PLC..........   11,300      98,544
    Bank of Scotland......................    4,000      36,857
    Bass PLC..............................    6,300      97,908
    Billiton PLC*.........................   13,500      34,652
    BOC Group PLC.........................    5,737      94,492
    British Petroleum Co. PLC.............    7,700     101,357
    BTR PLC...............................   19,000      57,524
    Burmah Castrol PLC....................    6,500     113,048
    Carlton Communications PLC............   12,000      92,801
    Cookson Group PLC.....................   16,430      52,852
    Diageo PLC............................   11,000     101,267
    HSBC Holdings PLC.....................    4,100     101,328
    Johnson Matthey PLC...................    6,000      53,460
    PowerGen PLC..........................    7,000      91,222
    Rank Group PLC........................   16,000      89,247
    Reckitt & Colman PLC..................    4,200      65,998
    Royal & Sun Alliance Group PLC........    5,000      50,432
    Royal Bank of Scotland Group..........    6,300      80,130
    Zeneca Group PLC......................    4,200     147,682
                                                     ----------
    TOTAL UNITED KINGDOM..................            1,560,801
                                                     ----------
TOTAL COMMON STOCKS
  (COST $7,945,603).......................            7,700,623
                                                     ----------
OPTIONS -- 0.0%
    Brazilian Option due 01/16/98 (Cost
      $395)...............................        7         134
                                                     ----------

                                              PAR
                                             (000)
                                             ------
REPURCHASE AGREEMENTS -- 14.3%
    Lanston, Aubrey G. & Co., Inc.
      6.50% dated 12/31/97, repurchase
      price $1,287,465 (collateralized by
      U.S. Treasury Notes, par value
      $1,281,000, market value $1,309,823,
      due 01/02/98) (Cost $1,287,000)......  $1,287   1,287,000
                                                     ----------

                                    MATURITY
                                      DATE
                                    --------
U.S. TREASURY OBLIGATIONS -- 0.2%
U.S. TREASURY BILLS
    5.18%.........................  02/05/98     10        9,952
    5.25%.........................  02/19/98     10        9,928
                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $19,880)............................              19,880
                                                      ----------
TOTAL INVESTMENTS -- 99.7%
  (COST $9,252,878).........................           9,007,637
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%.......................              28,394
                                                      ----------
NET ASSETS -- 100.0%........................          $9,036,031
                                                      ==========
    Unless otherwise noted, all foreign
      stocks are common stock.

INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997 (CONCLUDED)
--------------------------------------------------------------------------------

Foreign currency exchange contracts outstanding at December 31, 1997:

                  PRINCIPAL
                   AMOUNT        CONTRACTED                       UNREALIZED
                   COVERED        EXCHANGE       EXPIRATION      APPRECIATION
TYPE             BY CONTRACT        RATE           MONTH        (DEPRECIATION)
------------------------------------------------------------
Buy     JPY           2,323        130.11024         1/98          $      3
Buy     DEM          15,201          1.78860         1/98               (76)
Buy     AUD          13,473          1.52346         1/98               (99)
Buy     AUD           6,056          1.51860         1/98               (63)
Buy     AUD          16,863          1.53351         1/98               (11)
Buy     SEK          62,248          7.75290         1/98            (1,399)
Buy     GBP          17,533          0.60379         1/98              (124)
Buy     GBP         216,173          0.60658         3/98            (1,793)
Buy     ITL          18,991      1,758.43990         1/98               (99)
Buy     ITL         137,067      1,738.92996         3/98            (2,139)
Buy     DKK           7,640          6.75500         1/98              (103)
Buy     DKK          15,159          6.81170         1/98               (75)
Buy     ESP           9,283        150.09005         1/98              (142)
Buy     ESP          47,518        149.88001         1/98              (720)
Buy     ESP           9,283        150.09005         1/98              (142)
                                                                       ----
                                                                   $ (6,982)
                                                                       ====

Sell    HKD           1,964          7.74849         1/98          $      0
Sell    AUD             141          1.52789         1/98                 0
Sell    NZD           1,460          1.71939         1/98                 3
Sell    NZD           1,396          1.71880         1/98                 3
Sell    SGD           4,342          1.67000         1/98                39
Sell    SGD           1,465          1.67850         1/98                 5
Sell    MALA            919          3.84199         1/98                12
Sell    MALA          1,877          3.89599         1/98                (3)
Sell    MALA            953          3.89800         1/98                (2)
                                                                       ----
                                                                   $     57
                                                                       ====

--------------------------------------------------------------------------------
* Non-income producing securities.

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.0% of net assets.

ADR -- American Depository Receipt

Countries/Currencies:

AUD -- Australia/Australian Dollar

DEM -- Germany/German Mark

DKK -- Denmark/Danish Kroner

ESP -- Spain/Spanish Peseta

GBP -- United Kingdom/British Pound

HKD -- Hong Kong/Hong Kong Dollar

ITL -- Italy/Italian Lira

JPY -- Japan/Japanese Yen

MALA -- Malaysia/Malaysian Ringgit

NZD -- New Zealand/New Zealand Dollar

SEK -- Sweden/Swedish Krona

SGD -- Singapore/Singapore Dollar

See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC INNOVATIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                           MONEY MARKET         MANAGED
                                                                               FUND            BOND FUND
                                                                           ------------------------------
ASSETS
  Investments in securities at value...................................     $6,643,915        $11,627,703
  Cash.................................................................            252                  1
  Receivable for:
     Securities sold...................................................             --                 --
     Dividends and interest............................................         63,370            127,466
     Fund shares sold..................................................             --             18,904
     Futures...........................................................             --                 --
  Due from Pacific Mutual..............................................          6,592              2,083
  Prepaid expense......................................................            815                747
                                                                            ----------         ----------
          Total Assets.................................................      6,714,944         11,776,904
                                                                            ----------         ----------
LIABILITIES
  Payable for:
     Securities purchased..............................................             --                 --
     Accrued investment advisory fees..................................          1,119              1,441
     Accrued shareholder servicing and transfer agent fees.............          1,169              2,017
     Accrued expenses..................................................         13,101             15,054
     Accrued dividends.................................................          1,018                 --
  Unrealized depreciation on foreign currency exchange contracts.......             --                 --
                                                                            ----------         ----------
          Total Liabilities............................................         16,407             18,512
                                                                            ----------         ----------
Net Assets.............................................................     $6,698,537        $11,758,392
                                                                            ==========         ==========
COMPONENTS OF NET ASSETS
Common stock (unlimited number of shares authorized, $.001 par value
  per share)...........................................................     $    6,699        $     1,159
Additional paid-in capital.............................................      6,691,838         11,652,191
Undistributed net investment income (loss).............................             --                 --
Accumulated net realized loss on investments, futures, and foreign
  currency transactions................................................             --            (53,341)
Accumulated net unrealized appreciation(depreciation) on investments, futures, foreign currency transactions, and forward currency
  contracts............................................................             --            158,383
                                                                            ----------         ----------
Net Assets.............................................................     $6,698,537        $11,758,392
                                                                            ==========         ==========
Shares outstanding.....................................................      6,698,537          1,158,791
Net asset value, offering and redemption price per share...............     $     1.00        $     10.15
                                                                            ==========         ==========
Investments at cost....................................................     $6,643,915        $11,469,320
                                                                            ==========         ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

      CAPITAL
      INCOME         BLUE CHIP        MID-CAP       AGGRESSIVE      INTERNATIONAL
       FUND            FUND         EQUITY FUND     GROWTH FUND         FUND
---------------------------------------------------------------------------------
    $17,690,588     $19,894,165     $11,131,619     $9,303,902       $ 9,007,637
         60,008             400          7,183           1,180               957
             --              --         27,934          97,505            81,682
        110,527          27,666         13,832           3,571            24,945
         15,769          11,336          9,585          10,761            16,676
             --              --             --              --            46,059
            539              --          1,252           1,134            47,304
            734             694            714             647               734
    -----------     -----------     -----------     ----------        ----------
     17,878,165      19,934,261     11,192,119       9,418,700         9,225,994
    -----------     -----------     -----------     ----------        ----------
        182,100              --         26,393              --           163,823
          6,533           8,111          4,578           4,510             4,817
          2,982           3,340          1,885           1,605             1,581
         15,936          12,349         10,882           7,252            12,817
             --              --             --              --                --
             --              --             --              --             6,925
    -----------     -----------     -----------     ----------        ----------
        207,551          23,800         43,738          13,367           189,963
    -----------     -----------     -----------     ----------        ----------
    $17,670,614     $19,910,461     $11,148,381     $9,405,333       $ 9,036,031
    ===========     ===========     ===========     ==========        ==========
    $     1,598     $     1,626     $      882      $      878       $       923
     17,335,757      18,153,850      9,538,847       9,208,913         9,495,780
             --               4              6              --               335
       (147,808)       (116,545)       (14,166)        (75,905)         (219,546)
        481,067       1,871,526      1,622,812         271,447          (241,461)
    -----------     -----------     -----------     ----------        ----------
    $17,670,614     $19,910,461     $11,148,381     $9,405,333       $ 9,036,031
    ===========     ===========     ===========     ==========        ==========
      1,597,902       1,626,191        881,515         878,360           922,505
    $     11.06     $     12.24     $    12.65      $    10.71       $      9.80
    ===========     ===========     ===========     ==========        ==========
    $17,209,521     $18,022,639     $9,508,807      $9,032,455       $ 9,252,878
    ===========     ===========     ===========     ==========        ==========

PACIFIC INNOVATIONS TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM MARCH 1, 1997(1) TO
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                             MONEY MARKET        MANAGED
                                                                                 FUND           BOND FUND
                                                                             ----------------------------
INVESTMENT INCOME
  Interest...............................................................      $272,005         $421,867
  Dividends..............................................................            --               --
     Less Foreign withholding taxes......................................            --               --
                                                                             ------------       ---------
          Total Investment Income........................................       272,005          421,867
                                                                             ------------       ---------
EXPENSES
  Investment advisory fees...............................................        10,690           22,724
  Shareholder servicing fees.............................................         7,774            9,827
  Accounting fees........................................................         6,921            7,289
  Custodian fees.........................................................        10,669            4,509
  Professional fees......................................................        15,032           17,897
  Reports to shareholders................................................         5,423            6,358
  Trustees' fees and expenses............................................         5,864            6,900
  Insurance fees.........................................................         3,789            3,809
  Miscellaneous expenses.................................................         5,236            6,331
                                                                             ------------       ---------
          Total Expenses.................................................        71,398           85,644
          Less: Advisory fee waivers and expense reimbursements..........       (42,245)         (39,582)
                                                                             ------------       ---------
          Net Expenses...................................................        29,153           46,062
                                                                             ------------       ---------
Net Investment Income (Loss).............................................       242,852          375,805
                                                                             ------------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
     Investments, futures, and foreign currency transactions.............            --          (53,341)
Net change in unrealized appreciation (depreciation) on investments, futures, foreign currency transactions, and forward currency
  contracts..............................................................            --          158,383
                                                                             ------------       ---------
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
  Currency Transactions..................................................            --          105,042
                                                                             ------------       ---------
  Net Increase(decrease) in Net Assets from Operations...................      $242,852         $480,847
                                                                             ===========        ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

    CAPITAL
     INCOME      BLUE CHIP        MID-CAP       AGGRESSIVE      INTERNATIONAL
      FUND          FUND        EQUITY FUND     GROWTH FUND         FUND
    -------------------------------------------------------------------------
    $202,708     $   31,772     $    21,980      $  25,041        $  36,624
     139,663        142,387          78,518          4,227          128,628
          --           (147)            (19)            --          (15,046)
    --------     ----------     -----------     -----------     -------------
     342,371        174,012         100,479         29,268          150,206
    --------     ----------     -----------     -----------     -------------
      40,004         47,469          33,233         35,507           37,725
      13,335         14,330          10,033          9,313            9,145
      12,332          9,755           7,807          6,973           18,442
       7,344          8,846           7,621          8,378           77,383
      23,781         25,206          18,560         17,505           17,237
       8,397          8,925           6,629          6,259            6,172
       9,081          9,618           7,162          6,761            6,683
       3,774          3,727           3,750          3,672            3,774
       8,328          8,877           6,538          6,164            6,077
    --------     ----------     -----------     -----------     -------------
     126,376        136,753         101,333        100,532          182,638
     (53,868)       (52,563)        (42,391)       (40,577)        (111,761)
    --------     ----------     -----------     -----------     -------------
      72,508         84,190          58,942         59,955           70,877
    --------     ----------     -----------     -----------     -------------
     269,863         89,822          41,537        (30,687)          79,329
    --------     ----------     -----------     -----------     -------------
     201,215        (70,076)         52,690        713,648          (54,792)
     481,067      1,871,526       1,622,812        271,447         (241,461)
    --------     ----------     -----------     -----------     -------------
     682,282      1,801,450       1,675,502        985,095         (296,253)
    --------     ----------     -----------     -----------     -------------
    $952,145     $1,891,272     $ 1,717,039      $ 954,408        $(216,924)
    ========      =========       =========      =========        =========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM MARCH 1, 1997(1) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                           MONEY MARKET         MANAGED
                                                                               FUND            BOND FUND
                                                                           ------------------------------
FROM OPERATIONS
  Net investment income (loss).........................................     $  242,852        $   375,805
  Net realized gain (loss) on investments, futures, and foreign
     currency transactions.............................................             --            (53,341)
  Net change in unrealized appreciation (depreciation) on investments, futures, foreign exchange transactions, and forward currency
     contracts.........................................................             --            158,383
                                                                           -----------        -----------
     Net Increase (Decrease) in Net Assets from Operations.............        242,852            480,847
                                                                           -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income.................       (242,852)          (375,805)
  Distributions to shareholders from net capital gains.................             --                 --
  Distributions to shareholders in excess of net capital gains.........             --                 --
                                                                           -----------        -----------
     Total Dividends and Distributions to Shareholders.................       (242,852)          (375,805)
                                                                           -----------        -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold............................................      8,826,079         11,287,631
  Net asset value of shares issued in reinvestment of dividends and
     distributions.....................................................        241,833            375,804
  Cost of shares redeemed..............................................     (2,469,315)           (10,095)
                                                                           -----------        -----------
     Increase in Net Assets from Capital Share Transactions............      6,598,597         11,653,340
                                                                           -----------        -----------
       Total Increase in Net Assets....................................      6,598,597         11,758,382
NET ASSETS
  Beginning of Period..................................................         99,940                 10
                                                                           -----------        -----------
  End of Period........................................................     $6,698,537        $11,758,392
                                                                           ===========        ===========
SHARES ISSUED AND REDEEMED
  Shares sold..........................................................      8,826,079          1,122,477
  Shares issued in reinvestment of dividends and distributions.........        241,833             37,311
  Shares redeemed......................................................     (2,469,315)              (998)
                                                                           -----------        -----------
     Net Increase in Shares Outstanding................................      6,598,597          1,158,790
                                                                           ===========        ===========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

      CAPITAL
      INCOME         BLUE CHIP        MID-CAP       AGGRESSIVE      INTERNATIONAL
       FUND            FUND         EQUITY FUND     GROWTH FUND         FUND
    -----------------------------------------------------------------------------
    $   269,863     $    89,822     $    41,537     $  (30,687)      $     79,329
        201,215         (70,076)         52,690        713,648            (54,792)
        481,067       1,871,526       1,622,812        271,447           (241,461)
    -----------     -----------     -----------     ----------         ----------
        952,145       1,891,272       1,717,039        954,408           (216,924)
    -----------     -----------     -----------     ----------         ----------
       (269,863)        (89,818)        (41,531)            --            (78,994)
       (201,215)             --         (52,690)      (713,648)                --
       (147,808)        (46,469)        (14,166)       (75,905)          (164,754)
    -----------     -----------     -----------     ----------         ----------
       (618,886)       (136,287)       (108,387)      (789,553)          (243,748)
    -----------     -----------     -----------     ----------         ----------
     16,728,404      18,044,143       9,438,459      8,472,849          9,263,921
        618,884         136,293         108,384        789,552            243,745
         (9,943)        (24,970)         (7,124)       (21,933)           (10,973)
    -----------     -----------     -----------     ----------         ----------
     17,337,345      18,155,466       9,539,719      9,240,468          9,496,693
    -----------     -----------     -----------     ----------         ----------
     17,670,604      19,910,451      11,148,371      9,405,323          9,036,021
             10              10              10             10                 10
    -----------     -----------     -----------     ----------         ----------
    $17,670,614     $19,910,461     $11,148,381     $9,405,333       $  9,036,031
    ===========     ===========     ===========     ==========         ==========
      1,542,652       1,617,145         873,294        803,673            898,502
         56,129          11,153           8,794         76,507             25,045
           (880)         (2,108)           (574)        (1,821)            (1,043)
    -----------     -----------     -----------     ----------         ----------
      1,597,901       1,626,190         881,514        878,359            922,504
    ===========     ===========     ===========     ==========         ==========

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST
FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM MARCH 1, 1997(1) TO DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                         MONEY MARKET        MANAGED
                                                                             FUND           BOND FUND
                                                                         ----------------------------
Net Asset Value, beginning of period.................................      $   1.00         $  10.00
                                                                            -------         --------
Net investment income (loss).........................................          0.04             0.49
Net realized and unrealized gain (loss) on investments and foreign
  currency transactions..............................................          0.00             0.15
                                                                            -------         --------
Total from investment operations.....................................          0.04             0.64
                                                                            -------         --------
Dividends from net investment income.................................         (0.04)           (0.49)
Distributions from net capital gains.................................            --               --
Distributions in excess of net capital gains.........................            --               --
                                                                            -------         --------
Total distributions..................................................         (0.04)           (0.49)
                                                                            -------         --------
Net Asset Value, end of period.......................................      $   1.00         $  10.15
                                                                            =======         ========
Total return.........................................................         4.22%            6.59%
                                                                            =======         ========
Net assets, end of period (in thousands).............................      $  6,699         $ 11,758
                                                                            =======         ========
Ratio of expenses to average net assets:
  After fee waivers and reimbursements...............................         0.60%*           0.75%*
                                                                            =======         ========
  Before fee waivers and reimbursements..............................         1.47%*           1.39%*
                                                                            =======         ========
Ratio of net investment income to average net assets:
  After fee waivers and reimbursements...............................         5.00%*           6.12%*
                                                                            =======         ========
  Before fee waivers and reimbursements..............................         4.13%*           5.48%*
                                                                            =======         ========
Average Commission Rate Paid(2)......................................            --               --
                                                                            =======         ========
Portfolio turnover rate..............................................            --          104.36%
                                                                            =======         ========

--------------------------------------------------------------------------------
(1) Commenced operations on March 1, 1997.
(2) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged.
*  Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

    CAPITAL
    INCOME      BLUE CHIP       MID-CAP       AGGRESSIVE      INTERNATIONAL
     FUND         FUND        EQUITY FUND     GROWTH FUND         FUND
    -----------------------------------------------------------------------
    $ 10.00      $  10.00       $ 10.00         $ 10.00          $ 10.00
    -------       -------       -------         -------          -------
       0.17          0.06          0.05           (0.03)            0.09
       1.30          2.27          2.73            1.76            (0.01)
    -------       -------       -------         -------          -------
       1.47          2.33          2.78            1.73             0.08
    -------       -------       -------         -------          -------
      (0.17)        (0.06)        (0.05)             --            (0.09)
      (0.14)           --         (0.06)          (0.92)              --
      (0.10)        (0.03)        (0.02)          (0.10)           (0.19)
    -------       -------       -------         -------          -------
      (0.41)        (0.09)        (0.13)          (1.02)           (0.28)
    -------       -------       -------         -------          -------
    $ 11.06      $  12.24       $ 12.65         $ 10.71          $  9.80
    =======       =======       =======         =======          =======
     14.75%        23.27%        27.80%          17.65%            0.56%
    =======       =======       =======         =======          =======
    $17,671      $ 19,910       $11,148         $ 9,405          $ 9,036
    =======       =======       =======         =======          =======
      0.87%*        0.94%*       0.94%*           1.03%*           1.24%*
    =======       =======       =======         =======          =======
       1.52*        1.53%*       1.62%*           1.73%*           3.19%*
    =======       =======       =======         =======          =======
      3.24%*        1.00%*       0.66%*          (0.53%)*          1.39%*
    =======       =======       =======         =======          =======
      2.59%*        0.41%*       (0.02%)*        (1.23%)*         (0.56%)*
    =======       =======       =======         =======          =======
         --      $ 0.0359       $0.0419         $0.0456          $0.0203
    =======       =======       =======         =======          =======
     44.98%        44.93%        55.74%          99.05%           53.23%
    =======       =======       =======         =======          =======

--------------------------------------------------------------------------------

PACIFIC INNOVATIONS TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Pacific Innovations Trust (the "Trust"), was organized under the laws of the State of Delaware on September 25, 1996, as a "Delaware Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations on March 1, 1997 and operates as a series company comprising seven funds: the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund and International Fund.

The Trust is the funding vehicle for variable annuity contracts offered by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company). Bank of America National Trust and Savings Association, a subsidiary of BankAmerica Corporation, serves as the Funds' investment advisor. Scudder Kemper Investments, Inc. and Wellington Management Company, LLP serve as sub-advisors to the Managed Bond Fund and the International Fund, respectively.

Pursuant to consent received from the California Department of Insurance on September 1, 1997, Pacific Mutual Life Insurance Company ("Pacific Mutual") implemented a plan of conversion to form a mutual holding company structure (the "Conversion"). The Conversion created Pacific Mutual Holding Company ("PMHC"), a mutual holding company and Pacific LifeCorp, an intermediate stock holding company. Pacific Mutual was converted to a stock life insurance company and renamed Pacific Life Insurance Company ("Pacific Life"). Under their respective charters, PMHC must always own at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in PMHC, consisting principally of the right to vote on the election of the Board of Directors of PMHC and on other matters, and certain rights upon liquidation or dissolution of PMHC.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principals.

Security Valuation

Portfolio securities listed on an exchange and over the counter securities quoted on the NASDAQ system are valued at the close of regular trading on each business day the New York Stock Exchange ("NYSE") is open. Securities are valued at the last sale price on the securities exchange or securities market in which such securities are primarily traded. Securities not listed on an exchange or securities market, or securities for which there were no transactions, are valued at the mean between the current bid and asked prices. Fixed income securities are valued by using market quotations, are independent pricing services, approved by the board of directors. Any securities or other assets for which recent market quotations are not readily available are valued as determined in good faith by or at the direction of the Board of Trustees.

Short Term obligations which mature in sixty days or less are valued at amortized cost. Short Term obligations with more than sixty days to maturity are valued at current market value until the sixtieth day prior to maturity, and thereafter are valued on an amortized cost basis based on the value on such date.

The Money Market Fund values investments utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are recognized on the specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded as soon as reliable information is available from the Trust's sources. All premium and discount amortization/accretions are determined by the effective yield method.

--------------------------------------------------------------------------------

Foreign Currency Translation and Foreign Currency Exchange Contracts

The books and records of the Funds are maintained in U.S. dollars. All assets and liabilities of a Fund that are initially expressed in foreign currencies are translated into U.S. dollars each business day using the current exchange rates determined prior to the close of the NYSE. Purchases and sales of foreign securities and income and expenses relating to the foreign securities are converted into U.S. dollars based upon currency exchange rates prevailing on the respective date of such transactions. Gains and losses attributable to changes in foreign currency exchange rates are included for financial statement purposes in the net realized gains and losses on investments and foreign currency transactions.

A forward foreign currency exchange contract ("forward contract") is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The International Fund generally enters into forward contracts as a hedge, in connection with the purchase or sale of a security denominated in a foreign currency. Forward contracts are valued daily based on the effective exchange rate and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Risks of entering into forward contracts include the potential inability of the counter party to meet the terms of the contract, and the Fund giving up opportunity for profit.

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the imposition of unfavorable foreign governmental laws and regulations.

Futures

A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. Such unrealized gains and losses are included in the caption "Accumulated net unrealized appreciation (depreciation) on investment foreign futures, foreign currency transactions, and forward currency contracts" in the Statement of Assets and Liabilities. A Fund agrees to receive from or pay to the broker an amount of "variation margin" which is included as a payable or receivable in the Statement of Assets and Liabilities. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The International Fund has entered into futures contracts to hedge a portion of its portfolio.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

The International Fund had the following open futures contracts at December 31, 1997:

                            NUMBER OF     CONTRACT   EXPIRATION   UNREALIZED
                            CONTRACTS      VALUE        DATE      GAIN/(LOSS)
                           ------------   --------   ----------   -----------
Purchased:
FTSE 100 Index (U.K.)....         25      $213,204     03/20/98     $(1,115)
Milan MIB30 Index
 (Italy).................     10,000       142,184     03/20/98       7,437
Madrid IBEX Index
 (Spain).................      1,000        48,007     03/20/98       1,086
OMX Index (Sweden).......        200        60,723     01/23/98         595

Dividends and Distributions to Shareholders

The Funds record dividends and distributions to shareholders on the ex-date. Each Fund, with the exception of the Money Market Fund and the Managed Bond Fund, declare and pay dividends arising from net investment income gains on an annual basis. Dividends from net investment income are declared and paid daily by the Money Market Fund, and declared and paid monthly by the Managed Bond Fund. Distributions from net realized capital gains, if any, are declared and paid on an annual basis for each of the Funds.

The amount of distributions from net investment income and net realized capital gains, if any, is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting princi-

--------------------------------------------------------------------------------

ples. Key differences include the treatment of short-term capital gains, the deferral of Post October losses, wash sales, and the treatment of foreign currencies. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital. Permanent differences in the Aggressive Growth Fund which amount to $30,687 were reclassified from undistributed net investment income to additional Paid-in capital in accordance with these policies.

Repurchase Agreements

Under a repurchase agreement a Fund may acquire securities from financial institutions, subject to the sellers agreement to repurchase such securities at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. It is the policy of the Funds to value the underlying collateral daily on a mark to market basis to determine that the value, including accrued interest, is at least equal to the repurchase price. If the counter party to the agreement defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines or incur disposition costs in liquidating the collateral.

Use of Estimates

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

2.  INVESTMENT MANAGEMENT AGREEMENTS,
    INVESTMENT SUB-ADVISORY AGREEMENTS
    AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into a Management Agreement with Bank of America National Trust and Savings Association ("Manager") which provide that the Manager will furnish each Fund with investment advisory and administrative services. The Manager receives a fee computed daily and paid monthly based on annual rates of 0.22%, 0.37%, 0.48%, 0.53%, 0.53%, 0.61%, and 0.66% of the average daily net assets of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

The Manager has engaged Scudder Kemper Investments, Inc. and Wellington Management Company, LLP to serve as sub-advisors for the Managed Bond Fund and International Fund, respectively. The sub-advisors receive a fee from the Manager computed daily and paid monthly based on an annual rate of 0.20% and 0.40% of the average daily net assets of the Managed Bond Fund and International Fund, respectively.

The Manager and Pacific Life have voluntarily agreed to waive fees and reimburse Fund expenses, excluding interest, taxes, brokerage, and other portfolio transactions costs, so that the expenses will not exceed 0.60%, 0.75%, 0.87%, 0.94%, 0.94%, 1.03%, and 1.24% of the average net assets based on annual basis of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund, respectively.

The Management Agreement provides that the Manager will reimburse each Portfolio to prevent its expenses from exceeding a specific percentage limit. During the period ended December 31, 1997, the Manager reimbursed all of the Portfolios for expenses pursuant to those provisions.

PNC Bank, N.A. ("PNC Bank") serves as custodian for the Funds. As custodian of the Trust's assets, PNC Bank performs a variety of custodial services including maintaining a separate account for each Fund, holding and disbursing portfolio securities, receiving and disbursing money, and collecting income and other payments and distributions on account of the portfolio securities.

--------------------------------------------------------------------------------

PFPC serves as accounting agent for the Funds. Under the Sub-Administration and Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend distribution calculation, and disbursing services with respect to the Trust. PNC Bank and PFPC are affiliates of PNC Bank Corp.

Pacific Life is the transfer agent for the Trust and also provides shareholder support services.

Certain officers and/or Trustees of the Trust are also officers and/or directors of the sub-administrator and accounting agent. During the period ended December 31, 1997, the Trust made no direct payments to its officers or Trustees, who were affiliates of the Manager.
3.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold, excluding short-term obligations and U.S. Government obligations, during the period ended December 31, 1997 were: $7,213,463 and $1,922,501 for Managed Bond Fund; $17,034,308 and $4,186,359 for Capital Income Fund; $22,468,028 and $4,860,591
for Blue Chip Fund; $13,547,834 and $4,115,878 for Mid-Cap Equity Fund; $14,477,840 and $6,549,539 for Aggressive Growth Fund; and $11,327,597 and
$3,378,056 for International Fund, respectively.

4.  TAX MATTERS

It is the Trust's policy to comply with the requirements of the Internal Revenue Code pertaining to regulated investment companies and to distribute all of its taxable income, as well as any net realized gains, to its shareholders. Therefore, no federal income or excise tax provision has been made. Foreign taxes have been provided for on dividend and interest income earned on foreign investments in accordance with the applicable country's tax rates and, to the extent unrecoverable, are recorded as a reduction of investment income.

Tax Cost of Investments

At December 31, 1997, the net unrealized appreciation or depreciation based on the cost of investments for federal income tax purposes was as follows:

                           TAX          GROSS         GROSS      NET UNREALIZED
                         COST OF      UNREALIZED    UNREALIZED    APPRECIATION
                       INVESTMENTS   APPRECIATION  DEPRECIATION  (DEPRECIATION)
                       -----------   ------------  ------------  --------------
Money Market Fund..... $ 6,643,915    $       --    $       --     $       --
Managed Bond Fund.....  11,469,320       168,138        (9,755)       158,383
Capital Income Fund...  17,212,121       935,847      (457,380)       478,467
Blue Chip Fund........  18,029,622     1,997,452      (132,909)     1,864,543
Mid-Cap Equity Fund...   9,508,807     1,745,438      (122,626)     1,622,812
Aggressive Growth
 Fund.................   9,055,319       793,735      (545,151)       248,584
International Fund....   9,265,507       496,085      (753,955)      (257,870)

     At December 31, 1997, the Managed Bond Fund had a capital loss carryover of $47,381 which is scheduled to expire at December 31, 2006. It is the policy of the Funds not to declare any distributions from net realized capital gains until any capital loss carryover has been utilized.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
The Pacific Innovations Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Money Market Fund, Managed Bond Fund, Capital Income Fund, Blue Chip Fund, Mid-Cap Equity Fund, Aggressive Growth Fund, and International Fund as of December 31, 1997, and the related statements of operations, changes in net assets, and financial highlights for the period from March 1, 1997 (commencement of operations) to December 31, 1997. All such funds constitute the Pacific Innovations Trust. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Pacific Innovations Trust as of December 31, 1997, and the results of their operations, changes in net assets, and financial highlights for the period from March 1, 1997 to December 31, 1997, in conformity with generally accepted accounting principles.

                                      KPMG PEAT MARWICK LLP

Los Angeles, California
February 6, 1998

     1997 ANNUAL REPORTS


PACIFIC INNOVATIONS TRUST


SEPARATE ACCOUNT B OF
PACIFIC LIFE INSURANCE
COMPANY




Pacific Life Insurance Company                                   ------------
Variable Annuity Department                                      FIRST CLASS
P.O. Box 7187                                                    U.S. POSTAGE
Pasadena, California  91109-7187                                     PAID
                                                                 PACIFIC LIFE
Address Service Requested                                           92799
                                                                 ------------



480-8A   2/98